GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.2%
Automobiles & Components — 1.0%
Ford Motor Co.	726	$ 15,079
Banks — 3.5%
Citizens Financial Group, Inc.	99	4,678
Comerica, Inc.	32	2,784
Fifth Third Bancorp	152	6,620
JPMorgan Chase & Co.	110	17,418
KeyCorp.	226	5,227
M&T Bank Corp.	25	3,840
Regions Financial Corp.	224	4,883
SVB Financial Group*	1	678
US Bancorp	106	5,954
Zions Bancorp NA	39	2,463
		54,545
Capital Goods — 10.8%
3M Co.	57	10,125
A.O. Smith Corp.	33	2,833
Allegion PLC (Ireland)	20	2,649
Carrier Global Corp.	9	488
Cummins, Inc.	25	5,454
Dover Corp.	32	5,811
Eaton Corp. PLC (Ireland)	89	15,381
Emerson Electric Co.	132	12,272
Fortune Brands Home & Security, Inc.	30	3,207
General Dynamics Corp.	62	12,925
Honeywell International, Inc.	2	417
Howmet Aerospace, Inc.	94	2,992
Illinois Tool Works, Inc.	3	740
Ingersoll Rand, Inc.	94	5,816
Johnson Controls International PLC (Ireland)	183	14,880
L3Harris Technologies, Inc.	40	8,530
Lockheed Martin Corp.	26	9,241
Masco Corp.	54	3,792
Northrop Grumman Corp.	24	9,290
Otis Worldwide Corp.	94	8,185
Parker-Hannifin Corp.	6	1,909
Pentair PLC (Ireland)	36	2,629
Rockwell Automation, Inc.	4	1,395
Snap-on, Inc.	14	3,015
Stanley Black & Decker, Inc.	16	3,018
Textron, Inc.	52	4,014
Trane Technologies PLC (Ireland)	48	9,697
Westinghouse Air Brake Technologies Corp.	38	3,500
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.	6	$ 3,109
Xylem, Inc.	1	120
		167,434
Commercial & Professional Services — 0.6%
Jacobs Engineering Group, Inc.	31	4,316
Leidos Holdings, Inc.	2	178
Nielsen Holdings PLC (United Kingdom)	84	1,723
Robert Half International, Inc.	27	3,011
		9,228
Consumer Durables & Apparel — 1.5%
Garmin Ltd. (Switzerland)	40	5,447
Mohawk Industries, Inc.*	19	3,461
Newell Brands, Inc.	99	2,162
PVH Corp.	15	1,600
Ralph Lauren Corp.	17	2,021
Tapestry, Inc.	65	2,639
Under Armour, Inc., Class C*	104	1,876
Whirlpool Corp.	17	3,989
		23,195
Consumer Services — 1.1%
Caesars Entertainment, Inc.*	47	4,396
McDonald's Corp.	18	4,825
Penn National Gaming, Inc.*	36	1,867
Yum! Brands, Inc.	41	5,693
		16,781
Diversified Financials — 7.4%
Ameriprise Financial, Inc.	27	8,145
Berkshire Hathaway, Inc., Class B*	35	10,465
BlackRock, Inc.	29	26,551
Discover Financial Services	43	4,969
Franklin Resources, Inc.	141	4,722
Goldman Sachs Group, Inc. (The)	4	1,530
Invesco Ltd. (Bermuda)	128	2,947
Moody's Corp.	26	10,155
Morgan Stanley	50	4,908
Nasdaq, Inc.	40	8,401
Raymond James Financial, Inc.	46	4,618
S&P Global, Inc.	23	10,854
Synchrony Financial	86	3,990
T Rowe Price Group, Inc.	63	12,388
		114,643
Energy — 4.6%
APA Corp.	87	2,339

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ConocoPhillips	12	$ 866
EOG Resources, Inc.	129	11,459
Exxon Mobil Corp.	355	21,722
Halliburton Co.	221	5,054
Marathon Petroleum Corp.	142	9,087
ONEOK, Inc.	103	6,052
Schlumberger NV	310	9,285
Valero Energy Corp.	77	5,784
		71,648
Food & Staples Retailing — 0.6%
Walgreens Boots Alliance, Inc.	176	9,180
Food, Beverage & Tobacco — 3.5%
Archer-Daniels-Midland Co.	134	9,057
Coca-Cola Co. (The)	169	10,007
Constellation Brands, Inc., Class A	28	7,027
General Mills, Inc.	31	2,089
Hershey Co. (The)	15	2,902
Kraft Heinz Co. (The)	261	9,370
Molson Coors Beverage Co., Class B	49	2,271
Mondelez International, Inc., Class A	175	11,604
		54,327
Health Care Equipment & Services — 6.4%
AmerisourceBergen Corp.	4	532
Anthem, Inc.	35	16,224
Cigna Corp.	60	13,778
CVS Health Corp.	152	15,680
DaVita, Inc.*	23	2,616
HCA Healthcare, Inc.	78	20,040
Henry Schein, Inc.*	16	1,240
Hologic, Inc.*	57	4,364
Laboratory Corp. of America Holdings*	23	7,227
Medtronic PLC (Ireland)	67	6,931
Quest Diagnostics, Inc.	25	4,325
UnitedHealth Group, Inc.	8	4,017
Universal Health Services, Inc., Class B	16	2,075
		99,049
Household & Personal Products — 0.2%
Colgate-Palmolive Co.	32	2,731
Procter & Gamble Co. (The)	2	327
		3,058
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 4.0%
Aflac, Inc.	134	$ 7,824
Aon PLC, Class A (Ireland)	45	13,525
Arthur J Gallagher & Co.	39	6,617
Brown & Brown, Inc.	63	4,428
Cincinnati Financial Corp.	5	570
Loews Corp.	26	1,502
Marsh & McLennan Cos., Inc.	105	18,251
MetLife, Inc.	37	2,312
Principal Financial Group, Inc.	53	3,834
W R Berkley Corp.	39	3,213
		62,076
Materials — 4.5%
Avery Dennison Corp.	20	4,331
Celanese Corp.	24	4,033
CF Industries Holdings, Inc.	50	3,539
Dow, Inc.	165	9,359
Eastman Chemical Co.	30	3,627
FMC Corp.	28	3,077
International Paper Co.	108	5,074
Linde PLC (Ireland)	31	10,739
LyondellBasell Industries NV, Class A (Netherlands)	74	6,825
Mosaic Co. (The)	88	3,458
Nucor Corp.	67	7,648
Sealed Air Corp.	33	2,227
Sherwin-Williams Co. (The)	7	2,465
Westrock Co.	59	2,617
		69,019
Media & Entertainment — 1.3%
Charter Communications, Inc., Class A*	3	1,956
Comcast Corp., Class A	54	2,718
DISH Network Corp., Class A*	122	3,958
Fox Corp., Class A	50	1,845
Interpublic Group of Cos., Inc. (The)	110	4,119
News Corp., Class A	42	937
Omnicom Group, Inc.	58	4,250
		19,783
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
AbbVie, Inc.	85	11,509
Agilent Technologies, Inc.	2	319
Biogen, Inc.*	29	6,958
Gilead Sciences, Inc.	132	9,585
Merck & Co., Inc.	65	4,982
Organon & Co.	57	1,736

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PerkinElmer, Inc.	24	$ 4,825
Pfizer, Inc.	288	17,006
Regeneron Pharmaceuticals, Inc.*	24	15,157
Thermo Fisher Scientific, Inc.	2	1,334
Vertex Pharmaceuticals, Inc.*	19	4,172
Waters Corp.*	14	5,216
		82,799
Real Estate — 6.3%
Alexandria Real Estate Equities, Inc., REIT	32	7,135
AvalonBay Communities, Inc., REIT	30	7,578
CBRE Group, Inc., Class A*	79	8,572
Duke Realty Corp., REIT	84	5,514
Equity Residential, REIT	63	5,701
Essex Property Trust, Inc., REIT	10	3,522
Extra Space Storage, Inc., REIT	27	6,122
Federal Realty Investment Trust	6	818
Kimco Realty Corp., REIT	127	3,131
Mid-America Apartment Communities, Inc., REIT	26	5,965
Prologis, Inc., REIT	74	12,459
Realty Income Corp., REIT	74	5,298
Regency Centers Corp., REIT	37	2,788
Simon Property Group, Inc., REIT	73	11,663
UDR, Inc., REIT	68	4,079
Weyerhaeuser Co., REIT	184	7,577
		97,922
Retailing — 8.7%
Advance Auto Parts, Inc.	16	3,838
AutoZone, Inc.*	5	10,482
Bath & Body Works, Inc.	69	4,816
Best Buy Co., Inc.	63	6,401
eBay, Inc.	147	9,776
Genuine Parts Co.	40	5,608
Home Depot, Inc. (The)	41	17,015
LKQ Corp.	82	4,922
Lowe's Cos., Inc.	96	24,814
O'Reilly Automotive, Inc.*	16	11,300
Ross Stores, Inc.	69	7,885
Target Corp.	97	22,450
Tractor Supply Co.	4	954
Ulta Beauty, Inc.*	11	4,536
		134,797
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 10.3%
Analog Devices, Inc.	1	$ 176
Applied Materials, Inc.	185	29,112
Enphase Energy, Inc.*	6	1,098
Intel Corp.	589	30,333
KLA Corp.	33	14,194
Lam Research Corp.	20	14,383
Microchip Technology, Inc.	80	6,965
Micron Technology, Inc.	223	20,772
Monolithic Power Systems, Inc.	10	4,933
NVIDIA Corp.	18	5,294
NXP Semiconductors NV (Netherlands)	58	13,211
Qorvo, Inc.*	26	4,066
Skyworks Solutions, Inc.	4	620
Teradyne, Inc.	37	6,051
Texas Instruments, Inc.	17	3,204
Xilinx, Inc.	27	5,725
		160,137
Software & Services — 5.1%
Accenture PLC, Class A (Ireland)	33	13,680
Automatic Data Processing, Inc.	67	16,521
Broadridge Financial Solutions, Inc.	23	4,205
DXC Technology Co.*	59	1,899
FleetCor Technologies, Inc.*	17	3,805
Fortinet, Inc.*	1	359
Gartner, Inc.*	20	6,686
International Business Machines Corp.	90	12,030
NortonLifeLock, Inc.	117	3,040
Oracle Corp.	94	8,198
Paychex, Inc.	68	9,282
		79,705
Technology Hardware & Equipment — 7.0%
Amphenol Corp., Class A	29	2,536
Apple, Inc.	18	3,196
Arista Networks, Inc.*	12	1,725
CDW Corp.	30	6,143
Cisco Systems, Inc.	368	23,320
Corning, Inc.	187	6,962
HP, Inc.	307	11,565
IPG Photonics Corp.*	11	1,894
Juniper Networks, Inc.	91	3,250
Keysight Technologies, Inc.*	32	6,608
Motorola Solutions, Inc.	19	5,162
NetApp, Inc.	52	4,783

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology Holdings PLC (Ireland)	61	$ 6,892
TE Connectivity Ltd. (Switzerland)	72	11,617
Trimble, Inc.*	9	785
Western Digital Corp.*	69	4,500
Zebra Technologies Corp., Class A*	12	7,142
		108,080
Telecommunication Services — 1.2%
AT&T, Inc.	438	10,775
Verizon Communications, Inc.	136	7,066
		17,841
Transportation — 2.5%
CSX Corp.	126	4,738
Expeditors International of Washington, Inc.	40	5,371
FedEx Corp.	15	3,880
Union Pacific Corp.	38	9,573
United Parcel Service, Inc., Class B	73	15,647
		39,209
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.8%
DTE Energy Co.	43	$ 5,140
NRG Energy, Inc.	55	2,370
PPL Corp.	172	5,170
		12,680
TOTAL COMMON STOCKS (Cost $1,222,779)		1,522,215
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		27,316
NET ASSETS - 100.0%		$1,549,531

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.9%
Automobiles & Components — 0.1%
Ford Motor Co.	1,416	$ 29,410
Capital Goods — 5.0%
3M Co.	1,247	221,505
A.O. Smith Corp.	672	57,691
Dover Corp.	239	43,402
Eaton Corp. PLC (Ireland)	570	98,507
General Dynamics Corp.	550	114,658
Johnson Controls International PLC (Ireland)	119	9,676
L3Harris Technologies, Inc.	378	80,605
Lockheed Martin Corp.	643	228,529
Masco Corp.	1,492	104,768
Northrop Grumman Corp.	427	165,279
Otis Worldwide Corp.	1,541	134,175
Pentair PLC (Ireland)	629	45,936
Roper Technologies, Inc.	36	17,707
Snap-on, Inc.	282	60,737
WW Grainger, Inc.	38	19,693
		1,402,868
Commercial & Professional Services — 0.7%
Robert Half International, Inc.	1,844	205,643
Consumer Durables & Apparel — 0.8%
NIKE, Inc., Class B	511	85,168
Under Armour, Inc., Class C*	1,112	20,061
Whirlpool Corp.(a)	512	120,146
		225,375
Consumer Services — 2.1%
Booking Holdings, Inc.*	24	57,582
Hilton Worldwide Holdings, Inc.*	101	15,755
McDonald's Corp.	647	173,441
Penn National Gaming, Inc.*	2,262	117,285
Yum! Brands, Inc.	1,600	222,176
		586,239
Diversified Financials — 4.8%
Berkshire Hathaway, Inc., Class B(a)*	1,074	321,126
BlackRock, Inc.	229	209,663
Moody's Corp.	388	151,545
Nasdaq, Inc.	1,148	241,092
S&P Global, Inc.	256	120,814
T Rowe Price Group, Inc.(a)	1,442	283,555
		1,327,795
Energy — 0.6%
EOG Resources, Inc.	1,143	101,533
Halliburton Co.	586	13,402
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Petroleum Corp.	514	$ 32,891
Schlumberger NV	207	6,199
		154,025
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	120	68,124
Sysco Corp.	130	10,211
Walgreens Boots Alliance, Inc.	2,439	127,218
Walmart, Inc.(a)	2,675	387,046
		592,599
Food, Beverage & Tobacco — 10.4%
Altria Group, Inc.(a)	3,861	182,973
Archer-Daniels-Midland Co.	2,031	137,275
Campbell Soup Co.	1,848	80,314
Coca-Cola Co. (The)(a)	5,705	337,793
Constellation Brands, Inc., Class A	32	8,031
General Mills, Inc.(a)	3,695	248,969
Hershey Co. (The)(a)	2,324	449,624
Kellogg Co.(a)	2,921	188,171
Kraft Heinz Co. (The)(a)	6,817	244,730
Mondelez International, Inc., Class A(a)	4,625	306,684
PepsiCo, Inc.	1,056	183,438
Philip Morris International, Inc.(a)	3,507	333,165
Tyson Foods, Inc., Class A	2,175	189,573
		2,890,740
Health Care Equipment & Services — 9.7%
Abbott Laboratories	1,004	141,303
Anthem, Inc.	239	110,786
Cerner Corp.	432	40,120
Cigna Corp.	136	31,230
CVS Health Corp.(a)	3,045	314,122
DaVita, Inc.*	398	45,276
HCA Healthcare, Inc.	689	177,018
Hologic, Inc.(a)*	5,846	447,570
Laboratory Corp. of America Holdings(a)*	1,783	560,236
McKesson Corp.	826	205,319
Medtronic PLC (Ireland)	599	61,967
Quest Diagnostics, Inc.(a)	2,552	441,521
UnitedHealth Group, Inc.	261	131,059
		2,707,527
Household & Personal Products — 2.4%
Church & Dwight Co., Inc.	216	22,140
Colgate-Palmolive Co.(a)	3,181	271,466

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.(a)	988	$ 141,205
Procter & Gamble Co. (The)(a)	1,350	220,833
		655,644
Insurance — 3.8%
Aon PLC, Class A (Ireland)	971	291,844
Arthur J Gallagher & Co.(a)	1,801	305,576
Brown & Brown, Inc.	1,901	133,602
Marsh & McLennan Cos., Inc.(a)	1,844	320,524
		1,051,546
Materials — 1.6%
Sherwin-Williams Co. (The)(a)	1,239	436,326
Media & Entertainment — 6.4%
Activision Blizzard, Inc.(a)	7,907	526,053
Alphabet, Inc., Class A(a)*	138	399,791
Charter Communications, Inc., Class A*	269	175,380
Electronic Arts, Inc.	69	9,101
Interpublic Group of Cos., Inc. (The)	966	36,177
Meta Platforms, Inc., Class A(a)*	1,130	380,075
Netflix, Inc.(a)*	423	254,832
Take-Two Interactive Software, Inc.*	30	5,332
		1,786,741
Pharmaceuticals, Biotechnology & Life Sciences — 8.9%
Biogen, Inc.*	46	11,036
Bristol-Myers Squibb Co.	1,218	75,942
Danaher Corp.	302	99,361
Gilead Sciences, Inc.	423	30,714
Illumina, Inc.*	54	20,544
Johnson & Johnson(a)	1,754	300,057
Merck & Co., Inc.(a)	4,721	361,818
Organon & Co.	853	25,974
PerkinElmer, Inc.(a)	2,951	593,328
Pfizer, Inc.(a)	9,408	555,543
Regeneron Pharmaceuticals, Inc.*	375	236,820
Thermo Fisher Scientific, Inc.	185	123,439
Vertex Pharmaceuticals, Inc.*	105	23,058
Waters Corp.*	42	15,649
		2,473,283
Real Estate — 6.9%
Alexandria Real Estate Equities, Inc., REIT	1,233	274,910
Digital Realty Trust, Inc., REIT	661	116,911
Duke Realty Corp., REIT	3,237	212,477
Extra Space Storage, Inc., REIT	1,243	281,825
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT	673	$ 154,413
Prologis, Inc., REIT(a)	1,800	303,048
Public Storage, REIT	777	291,033
Realty Income Corp., REIT	1,578	112,969
Weyerhaeuser Co., REIT	4,451	183,292
		1,930,878
Retailing — 5.4%
Advance Auto Parts, Inc.	5	1,199
Amazon.com, Inc.*	44	146,711
AutoZone, Inc.*	66	138,362
Bath & Body Works, Inc.	604	42,153
Best Buy Co., Inc.	137	13,919
eBay, Inc.(a)	6,120	406,980
Genuine Parts Co.	556	77,951
Home Depot, Inc. (The)	404	167,664
LKQ Corp.	1,360	81,641
Lowe's Cos., Inc.	270	69,790
O'Reilly Automotive, Inc.*	207	146,190
Ross Stores, Inc.	317	36,227
Target Corp.	719	166,405
TJX Cos., Inc. (The)	278	21,106
		1,516,298
Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials, Inc.	584	91,898
Intel Corp.(a)	7,153	368,380
KLA Corp.	65	27,957
Micron Technology, Inc.	834	77,687
NVIDIA Corp.	572	168,231
Qorvo, Inc.*	672	105,094
QUALCOMM, Inc.	1,020	186,527
		1,025,774
Software & Services — 6.2%
Accenture PLC, Class A (Ireland)	322	133,485
Adobe, Inc.*	97	55,005
Automatic Data Processing, Inc.	608	149,921
Gartner, Inc.*	287	95,950
International Business Machines Corp.	438	58,543
Mastercard, Inc., Class A	94	33,776
Microsoft Corp.(a)	974	327,576
NortonLifeLock, Inc.(a)	9,828	255,331
Oracle Corp.(a)	4,000	348,840
Paychex, Inc.	453	61,834

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
PayPal Holdings, Inc.*	317	$ 59,780
Visa, Inc., Class A	729	157,982
		1,738,023
Technology Hardware & Equipment — 7.1%
Apple, Inc.(a)	4,485	796,401
Cisco Systems, Inc.(a)	5,442	344,859
Corning, Inc.	65	2,420
HP, Inc.	5,677	213,853
Juniper Networks, Inc.	1,963	70,099
Keysight Technologies, Inc.*	21	4,337
Motorola Solutions, Inc.	169	45,917
NetApp, Inc.	1,200	110,388
Seagate Technology Holdings PLC (Ireland)	3,422	386,618
		1,974,892
Telecommunication Services — 1.4%
AT&T, Inc.	5,961	146,641
Verizon Communications, Inc.	4,852	252,110
		398,751
Transportation — 1.9%
Alaska Air Group, Inc.*	219	11,410
Expeditors International of Washington, Inc.(a)	1,402	188,274
United Parcel Service, Inc., Class B(a)	1,508	323,225
		522,909
Utilities — 2.9%
DTE Energy Co.	2,059	246,133
NRG Energy, Inc.(a)	7,931	341,667
PPL Corp.	7,319	220,009
		807,809
TOTAL COMMON STOCKS (Cost $21,839,125)		26,441,095
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		1,417,757
NET ASSETS - 100.0%		$27,858,852

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2021
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2024 and July 6, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.9% of net assets as of December 31, 2021.
The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Ford Motor Co.	Morgan Stanley	1,407	$16,322	$29,223	$13,136
Capital Goods
3M Co.	Morgan Stanley	1,227	200,229	217,952	28,535
A.O. Smith Corp.	Morgan Stanley	749	41,321	64,302	26,933
Dover Corp.	Morgan Stanley	237	40,665	43,039	2,485
Eaton Corp. PLC (Ireland)	Morgan Stanley	527	88,680	91,076	2,624
General Dynamics Corp.	Morgan Stanley	538	107,713	112,157	4,563
Johnson Controls International PLC (Ireland)	Morgan Stanley	117	8,025	9,513	2,234
L3Harris Technologies, Inc.	Morgan Stanley	367	78,679	78,259	(254)
Lockheed Martin Corp.	Morgan Stanley	590	205,440	209,692	7,134
Masco Corp.	Morgan Stanley	1,468	96,008	103,083	7,569
Northrop Grumman Corp.	Morgan Stanley	423	147,256	163,731	18,954
Otis Worldwide Corp.	Morgan Stanley	1,520	126,355	132,346	6,235
Pentair PLC (Ireland)	Morgan Stanley	620	44,701	45,279	674
Roper Technologies, Inc.	Morgan Stanley	15	5,979	7,378	1,517
Snap-on, Inc.	Morgan Stanley	277	33,387	59,660	28,677
WW Grainger, Inc.	Morgan Stanley	35	13,885	18,138	5,043
		8,710	1,238,323	1,355,605	142,923
Commercial & Professional Services
Robert Half International, Inc.	Morgan Stanley	1,848	207,541	206,089	(1,039)
Consumer Durables & Apparel
NIKE, Inc., Class B	Morgan Stanley	480	65,068	80,002	15,575
Under Armour, Inc., Class C	Morgan Stanley	1,108	21,652	19,988	(1,576)
Whirlpool Corp.	Morgan Stanley	505	66,305	118,503	58,475
		2,093	153,025	218,493	72,474
Consumer Services
Booking Holdings, Inc.	Morgan Stanley	22	51,831	52,783	1,051
Hilton Worldwide Holdings, Inc.	Morgan Stanley	99	10,151	15,443	5,376
McDonald's Corp.	Morgan Stanley	636	154,331	170,493	18,589
Penn National Gaming, Inc.	Morgan Stanley	2,232	128,504	115,729	(13,614)
Yum! Brands, Inc.	Morgan Stanley	1,582	175,115	219,677	47,490
		4,571	519,932	574,125	58,892

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	348	$84,888	$104,052	$19,274
BlackRock, Inc.	Morgan Stanley	215	186,520	196,845	13,682
Moody's Corp.	Morgan Stanley	388	151,805	151,545	106
Nasdaq, Inc.	Morgan Stanley	1,130	171,271	237,311	68,310
S&P Global, Inc.	Morgan Stanley	253	117,372	119,398	2,247
T Rowe Price Group, Inc.	Morgan Stanley	1,412	222,990	277,656	67,573
		3,746	934,846	1,086,807	171,192
Energy
EOG Resources, Inc.	Morgan Stanley	1,127	77,140	100,111	25,798
Halliburton Co.	Morgan Stanley	714	16,397	16,329	104
Marathon Petroleum Corp.	Morgan Stanley	497	28,939	31,803	3,261
Schlumberger NV (Curaçao)	Morgan Stanley	197	6,157	5,900	(173)
		2,535	128,633	154,143	28,990
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	117	65,773	66,421	751
Sysco Corp.	Morgan Stanley	119	6,752	9,347	2,981
Walgreens Boots Alliance, Inc.	Morgan Stanley	2,432	114,121	126,853	13,846
Walmart, Inc.	Morgan Stanley	2,653	360,016	383,863	32,245
		5,321	546,662	586,484	49,823
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	3,806	147,094	180,366	53,152
Archer-Daniels-Midland Co.	Morgan Stanley	1,880	92,461	127,069	40,290
Campbell Soup Co.	Morgan Stanley	1,788	84,657	77,706	(4,344)
Coca-Cola Co. (The)	Morgan Stanley	5,629	307,622	333,293	28,103
Constellation Brands, Inc., Class A	Morgan Stanley	30	7,223	7,529	549
General Mills, Inc.	Morgan Stanley	3,655	216,945	246,274	40,427
Hershey Co. (The)	Morgan Stanley	2,302	359,831	445,368	92,055
Kellogg Co.	Morgan Stanley	2,817	169,648	181,471	20,600
Kraft Heinz Co. (The)	Morgan Stanley	6,720	208,795	241,248	45,751
Mondelez International, Inc., Class A	Morgan Stanley	4,488	246,917	297,599	56,820
PepsiCo, Inc.	Morgan Stanley	1,042	163,313	181,006	19,083
Philip Morris International, Inc.	Morgan Stanley	3,471	298,409	329,745	49,577
Tyson Foods, Inc., Class A	Morgan Stanley	2,160	152,855	188,266	39,700
		39,788	2,455,770	2,836,940	481,763
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	538	68,474	75,718	7,608
Anthem, Inc.	Morgan Stanley	228	95,215	105,687	10,725
Cerner Corp.	Morgan Stanley	357	31,369	33,155	2,540
Cigna Corp.	Morgan Stanley	127	26,691	29,163	2,725
CVS Health Corp.	Morgan Stanley	3,001	220,778	309,583	94,281
DaVita, Inc.	Morgan Stanley	391	40,222	44,480	4,353
HCA Healthcare, Inc.	Morgan Stanley	689	144,121	177,018	33,912
Hologic, Inc.	Morgan Stanley	5,905	409,134	452,087	43,180
Laboratory Corp. of America Holdings	Morgan Stanley	1,758	443,604	552,381	109,017
McKesson Corp.	Morgan Stanley	816	172,985	202,833	30,543
Medtronic PLC (Ireland)	Morgan Stanley	582	59,642	60,208	849

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Quest Diagnostics, Inc.	Morgan Stanley	2,490	$315,531	$430,795	$119,900
UnitedHealth Group, Inc.	Morgan Stanley	257	105,900	129,050	23,956
		17,139	2,133,666	2,602,158	483,589
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	194	19,224	19,885	751
Colgate-Palmolive Co.	Morgan Stanley	3,128	217,688	266,944	58,874
Kimberly-Clark Corp.	Morgan Stanley	960	122,709	137,203	19,757
Procter & Gamble Co. (The)	Morgan Stanley	1,335	169,600	218,379	56,943
		5,617	529,221	642,411	136,325
Insurance
Aon PLC, Class A (Ireland)	Morgan Stanley	982	223,371	295,150	73,645
Arthur J Gallagher & Co.	Morgan Stanley	1,782	239,229	302,352	65,584
Brown & Brown, Inc.	Morgan Stanley	1,822	103,698	128,050	24,656
Marsh & McLennan Cos., Inc.	Morgan Stanley	1,820	210,007	316,352	109,483
		6,406	776,305	1,041,904	273,368
Materials
Sherwin-Williams Co. (The)	Morgan Stanley	1,218	286,591	428,931	144,839
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	7,756	492,724	516,007	22,629
Alphabet, Inc., Class A	Morgan Stanley	183	296,248	530,158	234,097
Charter Communications, Inc., Class A	Morgan Stanley	264	175,997	172,120	(3,957)
Electronic Arts, Inc.	Morgan Stanley	67	7,960	8,837	1,014
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	934	32,251	34,978	3,202
Meta Platforms, Inc., Class A	Morgan Stanley	217	56,406	72,988	16,683
Netflix, Inc.	Morgan Stanley	281	140,740	169,286	28,676
Take-Two Interactive Software, Inc.	Morgan Stanley	26	3,558	4,621	1,144
		9,728	1,205,884	1,508,995	303,488
Pharmaceuticals, Biotechnology & Life Sciences
Biogen, Inc.	Morgan Stanley	35	8,212	8,397	268
Bristol-Myers Squibb Co.	Morgan Stanley	1,185	66,182	73,885	7,807
Danaher Corp.	Morgan Stanley	42	11,061	13,818	2,869
Gilead Sciences, Inc.	Morgan Stanley	420	26,524	30,496	7,734
Illumina, Inc.	Morgan Stanley	22	7,543	8,370	909
Johnson & Johnson	Morgan Stanley	1,754	283,403	300,057	21,178
Merck & Co., Inc.	Morgan Stanley	4,647	368,494	356,146	(7,769)
Organon & Co.	Morgan Stanley	839	27,393	25,548	(2,036)
PerkinElmer, Inc.	Morgan Stanley	2,927	372,275	588,503	217,077
Pfizer, Inc.	Morgan Stanley	9,325	330,568	550,641	239,019
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	366	227,974	231,136	3,325
Thermo Fisher Scientific, Inc.	Morgan Stanley	181	80,564	120,770	40,539
Vertex Pharmaceuticals, Inc.	Morgan Stanley	104	19,154	22,838	3,772
Waters Corp.	Morgan Stanley	42	12,571	15,649	3,163
		21,889	1,841,918	2,346,254	537,855
Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	1,188	232,590	264,876	35,004
Digital Realty Trust, Inc., REIT	Morgan Stanley	674	112,523	119,210	7,285
Duke Realty Corp., REIT	Morgan Stanley	3,149	162,757	206,700	45,335

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate — (continued)
Extra Space Storage, Inc., REIT	Morgan Stanley	1,227	$214,358	$278,198	$66,523
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	656	132,336	150,513	18,488
Prologis, Inc., REIT	Morgan Stanley	1,781	262,184	299,849	38,433
Public Storage, REIT	Morgan Stanley	762	236,124	285,415	52,204
Realty Income Corp., REIT	Morgan Stanley	1,555	109,110	111,322	2,954
Weyerhaeuser Co., REIT	Morgan Stanley	4,395	150,452	180,986	34,812
		15,387	1,612,434	1,897,069	301,038
Retailing
Amazon.com, Inc.	Morgan Stanley	199	384,718	663,534	279,034
AutoZone, Inc.	Morgan Stanley	63	81,161	132,073	51,020
Bath & Body Works, Inc.	Morgan Stanley	602	28,819	42,014	16,822
Best Buy Co., Inc.	Morgan Stanley	23	2,462	2,337	20
eBay, Inc.	Morgan Stanley	5,884	393,678	391,286	(648)
Genuine Parts Co.	Morgan Stanley	565	67,017	79,213	15,237
Home Depot, Inc. (The)	Morgan Stanley	358	107,936	148,574	42,254
LKQ Corp.	Morgan Stanley	1,338	71,088	80,320	9,551
Lowe's Cos., Inc.	Morgan Stanley	274	56,062	70,824	15,609
O'Reilly Automotive, Inc.	Morgan Stanley	199	98,587	140,540	42,068
Ross Stores, Inc.	Morgan Stanley	318	36,233	36,341	258
Target Corp.	Morgan Stanley	717	158,282	165,942	8,766
TJX Cos., Inc. (The)	Morgan Stanley	278	19,110	21,106	2,131
		10,818	1,505,153	1,974,104	482,122
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	579	70,409	91,111	21,336
Intel Corp.	Morgan Stanley	7,016	349,335	361,324	14,074
KLA Corp.	Morgan Stanley	61	24,631	26,237	1,684
Micron Technology, Inc.	Morgan Stanley	825	74,341	76,849	2,697
NVIDIA Corp.	Morgan Stanley	569	164,555	167,349	2,938
Qorvo, Inc.	Morgan Stanley	672	101,480	105,094	3,730
QUALCOMM, Inc.	Morgan Stanley	1,009	178,473	184,516	7,690
		10,731	963,224	1,012,480	54,149
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	276	98,435	114,416	16,243
Adobe, Inc.	Morgan Stanley	88	50,831	49,901	(832)
Automatic Data Processing, Inc.	Morgan Stanley	600	112,587	147,948	37,222
Gartner, Inc.	Morgan Stanley	290	93,996	96,953	3,023
International Business Machines Corp.	Morgan Stanley	436	52,857	58,276	6,314
Mastercard, Inc., Class A	Morgan Stanley	380	97,615	136,542	40,139
Microsoft Corp.	Morgan Stanley	2,650	483,000	891,248	418,286
NortonLifeLock, Inc.	Morgan Stanley	9,749	217,694	253,279	41,974
Oracle Corp.	Morgan Stanley	3,956	279,343	345,003	72,722
Paychex, Inc.	Morgan Stanley	450	52,984	61,425	10,237
PayPal Holdings, Inc.	Morgan Stanley	250	40,111	47,145	7,128
Visa, Inc., Class A	Morgan Stanley	292	53,372	63,279	10,584
		19,417	1,632,825	2,265,415	663,040
Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	2,838	232,501	503,944	275,946

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Cisco Systems, Inc.	Morgan Stanley	5,065	$233,845	$320,969	$98,365
Corning, Inc.	Morgan Stanley	60	2,160	2,234	559
HP, Inc.	Morgan Stanley	5,619	104,867	211,668	116,838
Juniper Networks, Inc.	Morgan Stanley	1,982	43,113	70,777	33,043
Keysight Technologies, Inc.	Morgan Stanley	21	3,369	4,337	1,048
Motorola Solutions, Inc.	Morgan Stanley	161	40,799	43,744	3,158
NetApp, Inc.	Morgan Stanley	1,194	93,825	109,836	17,027
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	3,388	292,836	382,776	93,776
		20,328	1,047,315	1,650,285	639,760
Telecommunication Services
AT&T, Inc.	Morgan Stanley	5,439	136,628	133,799	(2,466)
Verizon Communications, Inc.	Morgan Stanley	4,805	256,580	249,668	1,713
		10,244	393,208	383,467	(753)
Transportation
Alaska Air Group, Inc.	Morgan Stanley	222	11,994	11,566	(344)
Expeditors International of Washington, Inc.	Morgan Stanley	1,392	161,245	186,932	29,378
United Parcel Service, Inc., Class B	Morgan Stanley	1,501	241,926	321,724	85,755
		3,115	415,165	520,222	114,789
Utilities
DTE Energy Co.	Morgan Stanley	2,037	234,323	243,503	10,686
NRG Energy, Inc.	Morgan Stanley	7,880	324,809	339,470	16,574
PPL Corp.	Morgan Stanley	7,263	210,781	218,326	11,993
		17,180	769,913	801,299	39,253

Total Reference Entity — Long			21,313,876	26,122,903	5,191,016
Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(2,895)	(502,260)	(477,530)	23,530
BorgWarner, Inc.	Morgan Stanley	(4,796)	(226,181)	(216,156)	8,604
Tesla, Inc.	Morgan Stanley	(52)	(50,255)	(54,953)	(4,746)
		(7,743)	(778,696)	(748,639)	27,388
Banks
Citigroup, Inc.	Morgan Stanley	(958)	(62,227)	(57,854)	4,704
Citizens Financial Group, Inc.	Morgan Stanley	(4,447)	(216,057)	(210,121)	4,275
Comerica, Inc.	Morgan Stanley	(1,041)	(88,905)	(90,567)	(1,860)
Fifth Third Bancorp	Morgan Stanley	(37)	(1,611)	(1,611)	75
KeyCorp.	Morgan Stanley	(3,465)	(81,347)	(80,145)	36
M&T Bank Corp.	Morgan Stanley	(1,409)	(222,115)	(216,394)	1,334
People's United Financial, Inc.	Morgan Stanley	(9,857)	(177,974)	(175,652)	400
Regions Financial Corp.	Morgan Stanley	(5,353)	(127,484)	(116,695)	9,669
Truist Financial Corp.	Morgan Stanley	(686)	(42,315)	(40,165)	1,966
Wells Fargo & Co.	Morgan Stanley	(624)	(30,341)	(29,940)	404
Zions Bancorp NA	Morgan Stanley	(3,183)	(200,960)	(201,038)	(1,128)
		(31,060)	(1,251,336)	(1,220,182)	19,875
Capital Goods
Boeing Co. (The)	Morgan Stanley	(2,307)	(692,489)	(464,445)	222,797

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Generac Holdings, Inc.	Morgan Stanley	(490)	$(208,915)	$(172,441)	$36,022
General Electric Co.	Morgan Stanley	(2,390)	(259,583)	(225,783)	33,026
PACCAR, Inc.	Morgan Stanley	(2,570)	(227,034)	(226,828)	(5,011)
Quanta Services, Inc.	Morgan Stanley	(2,454)	(288,543)	(281,376)	6,512
Raytheon Technologies Corp.	Morgan Stanley	(2,017)	(180,945)	(173,583)	4,740
TransDigm Group, Inc.	Morgan Stanley	(271)	(177,000)	(172,432)	4,197
United Rentals, Inc.	Morgan Stanley	(813)	(297,556)	(270,152)	26,725
Xylem, Inc.	Morgan Stanley	(170)	(22,580)	(20,386)	2,181
		(13,482)	(2,354,645)	(2,007,426)	331,189
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	(68)	(29,958)	(30,136)	(174)
IHS Markit Ltd. (Bermuda)	Morgan Stanley	(440)	(57,493)	(58,485)	(1,058)
Rollins, Inc.	Morgan Stanley	(7,277)	(268,581)	(248,946)	17,167
		(7,785)	(356,032)	(337,567)	15,935
Consumer Durables & Apparel
PulteGroup, Inc.	Morgan Stanley	(1,271)	(74,953)	(72,650)	1,604
Consumer Services
Chipotle Mexican Grill, Inc.	Morgan Stanley	(163)	(295,483)	(284,965)	9,845
Darden Restaurants, Inc.	Morgan Stanley	(1,271)	(189,689)	(191,463)	(2,178)
Domino's Pizza, Inc.	Morgan Stanley	(14)	(7,580)	(7,901)	(498)
MGM Resorts International	Morgan Stanley	(1,680)	(70,690)	(75,398)	(4,835)
Wynn Resorts Ltd.	Morgan Stanley	(1,190)	(122,582)	(101,198)	20,996
		(4,318)	(686,024)	(660,925)	23,330
Diversified Financials
Discover Financial Services	Morgan Stanley	(1,898)	(215,452)	(219,333)	(4,453)
MarketAxess Holdings, Inc.	Morgan Stanley	(438)	(233,893)	(180,136)	52,347
MSCI, Inc.	Morgan Stanley	(191)	(122,348)	(117,024)	5,042
State Street Corp.	Morgan Stanley	(1,237)	(115,915)	(115,041)	(347)
Synchrony Financial	Morgan Stanley	(3,884)	(188,592)	(180,179)	7,790
		(7,648)	(876,200)	(811,713)	60,379
Energy
Pioneer Natural Resources Co.	Morgan Stanley	(148)	(27,855)	(26,918)	407
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(2,011)	(145,421)	(146,521)	(2,598)
Hormel Foods Corp.	Morgan Stanley	(1,878)	(81,896)	(91,665)	(11,074)
Lamb Weston Holdings, Inc.	Morgan Stanley	(3,145)	(249,724)	(199,330)	47,783
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(676)	(59,173)	(65,308)	(7,241)
		(7,710)	(536,214)	(502,824)	26,870
Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(1,017)	(328,170)	(365,275)	(37,863)
Align Technology, Inc.	Morgan Stanley	(450)	(292,936)	(295,731)	(3,581)
Boston Scientific Corp.	Morgan Stanley	(1,029)	(43,718)	(43,712)	(26)
Cooper Cos., Inc. (The)	Morgan Stanley	(427)	(171,389)	(178,887)	(7,855)
DENTSPLY SIRONA, Inc.	Morgan Stanley	(1,882)	(126,226)	(104,997)	20,373
Dexcom, Inc.	Morgan Stanley	(332)	(167,403)	(178,267)	(11,211)
Edwards Lifesciences Corp.	Morgan Stanley	(936)	(112,020)	(121,259)	(9,444)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Humana, Inc.	Morgan Stanley	(373)	$(169,987)	$(173,020)	$(3,648)
IDEXX Laboratories, Inc.	Morgan Stanley	(528)	(329,321)	(347,667)	(19,565)
Intuitive Surgical, Inc.	Morgan Stanley	(496)	(172,772)	(178,213)	(5,992)
STERIS PLC (Ireland)	Morgan Stanley	(429)	(96,706)	(104,423)	(7,997)
Teleflex, Inc.	Morgan Stanley	(333)	(135,343)	(109,384)	25,393
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(1,030)	(167,237)	(130,851)	35,234
		(9,262)	(2,313,228)	(2,331,686)	(26,182)
Household & Personal Products
Clorox Co. (The)	Morgan Stanley	(243)	(42,169)	(42,369)	2,029
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(184)	(66,752)	(68,117)	(1,455)
		(427)	(108,921)	(110,486)	574
Insurance
Globe Life, Inc.	Morgan Stanley	(973)	(90,080)	(91,190)	(1,260)
Lincoln National Corp.	Morgan Stanley	(3,720)	(261,251)	(253,927)	6,521
Travelers Cos., Inc. (The)	Morgan Stanley	(128)	(19,479)	(20,023)	(514)
		(4,821)	(370,810)	(365,140)	4,747
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	(380)	(116,729)	(115,620)	(648)
Albemarle Corp.	Morgan Stanley	(1,345)	(311,982)	(314,421)	(3,707)
Ball Corp.	Morgan Stanley	(3,517)	(334,702)	(338,582)	(6,601)
Ecolab, Inc.	Morgan Stanley	(751)	(171,400)	(176,177)	(6,818)
International Flavors & Fragrances, Inc.	Morgan Stanley	(819)	(121,727)	(123,382)	(2,634)
Martin Marietta Materials, Inc.	Morgan Stanley	(514)	(193,350)	(226,427)	(33,942)
PPG Industries, Inc.	Morgan Stanley	(59)	(10,005)	(10,174)	(168)
Vulcan Materials Co.	Morgan Stanley	(1,469)	(273,616)	(304,935)	(32,727)
		(8,854)	(1,533,511)	(1,609,718)	(87,245)
Media & Entertainment
Match Group, Inc.	Morgan Stanley	(2,333)	(348,232)	(308,539)	38,850
Walt Disney Co. (The)	Morgan Stanley	(440)	(75,399)	(68,152)	7,135
		(2,773)	(423,631)	(376,691)	45,985
Pharmaceuticals, Biotechnology & Life Sciences
Amgen, Inc.	Morgan Stanley	(163)	(34,714)	(36,670)	(3,334)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(175)	(135,883)	(132,225)	3,290
Bio-Techne Corp.	Morgan Stanley	(475)	(233,771)	(245,736)	(12,543)
Catalent, Inc.	Morgan Stanley	(2,558)	(290,481)	(327,501)	(37,680)
Charles River Laboratories International, Inc.	Morgan Stanley	(289)	(105,014)	(108,889)	(4,063)
IQVIA Holdings, Inc.	Morgan Stanley	(256)	(68,234)	(72,228)	(4,134)
Mettler-Toledo International, Inc.	Morgan Stanley	(12)	(20,086)	(20,367)	(251)
Moderna, Inc.	Morgan Stanley	(298)	(128,133)	(75,686)	52,200
Viatris, Inc.	Morgan Stanley	(10,796)	(158,207)	(146,070)	8,255
West Pharmaceutical Services, Inc.	Morgan Stanley	(89)	(40,172)	(41,742)	(1,592)
		(15,111)	(1,214,695)	(1,207,114)	148
Real Estate
Boston Properties, Inc., REIT	Morgan Stanley	(338)	(40,084)	(38,931)	855
Equinix, Inc., REIT	Morgan Stanley	(423)	(339,834)	(357,790)	(21,887)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(1,413)	(22,726)	(24,572)	(1,916)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Real Estate — (continued)
Ventas, Inc., REIT	Morgan Stanley	(4,374)	$(250,088)	$(223,599)	$22,016
Vornado Realty Trust, REIT	Morgan Stanley	(813)	(39,269)	(34,032)	3,960
		(7,361)	(692,001)	(678,924)	3,028
Retailing
CarMax, Inc.	Morgan Stanley	(3,668)	(497,541)	(477,684)	18,631
Dollar Tree, Inc.	Morgan Stanley	(1,462)	(171,814)	(205,440)	(33,984)
Etsy, Inc.	Morgan Stanley	(1,732)	(400,177)	(379,204)	20,002
Gap, Inc. (The)	Morgan Stanley	(1,980)	(69,446)	(34,947)	33,926
Ulta Beauty, Inc.	Morgan Stanley	(100)	(39,614)	(41,234)	(2,532)
		(8,942)	(1,178,592)	(1,138,509)	36,043
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(836)	(124,198)	(120,300)	3,661
Analog Devices, Inc.	Morgan Stanley	(1,587)	(286,053)	(278,947)	5,710
Broadcom, Inc.	Morgan Stanley	(50)	(32,172)	(33,270)	(1,101)
Enphase Energy, Inc.	Morgan Stanley	(1,539)	(333,658)	(281,545)	51,343
Microchip Technology, Inc.	Morgan Stanley	(2,132)	(175,044)	(185,612)	(11,803)
Monolithic Power Systems, Inc.	Morgan Stanley	(467)	(200,374)	(230,385)	(31,250)
NXP Semiconductors N.V. (Netherlands)	Morgan Stanley	(15)	(3,436)	(3,417)	90
Skyworks Solutions, Inc.	Morgan Stanley	(930)	(155,800)	(144,280)	10,620
Teradyne, Inc.	Morgan Stanley	(134)	(19,083)	(21,913)	(3,104)
Xilinx, Inc.	Morgan Stanley	(813)	(129,732)	(172,380)	(43,165)
		(8,503)	(1,459,550)	(1,472,049)	(18,999)
Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(757)	(89,706)	(88,599)	600
Ceridian HCM Holding, Inc.	Morgan Stanley	(3,123)	(349,624)	(326,229)	22,584
Citrix Systems, Inc.	Morgan Stanley	(2,545)	(320,377)	(240,732)	76,308
Fidelity National Information Services, Inc.	Morgan Stanley	(1,818)	(274,380)	(198,435)	73,245
Fortinet, Inc.	Morgan Stanley	(261)	(85,515)	(93,803)	(8,427)
Global Payments, Inc.	Morgan Stanley	(1,026)	(215,058)	(138,695)	75,182
Intuit, Inc.	Morgan Stanley	(80)	(52,879)	(51,458)	1,367
Jack Henry & Associates, Inc.	Morgan Stanley	(966)	(172,472)	(161,312)	9,271
Paycom Software, Inc.	Morgan Stanley	(571)	(226,513)	(237,073)	(11,058)
PTC, Inc.	Morgan Stanley	(1,885)	(261,726)	(228,368)	32,771
Tyler Technologies, Inc.	Morgan Stanley	(218)	(101,852)	(117,273)	(15,601)
VeriSign, Inc.	Morgan Stanley	(348)	(80,361)	(88,329)	(8,997)
		(13,598)	(2,230,463)	(1,970,306)	247,245
Technology Hardware & Equipment
IPG Photonics Corp.	Morgan Stanley	(1,259)	(268,601)	(216,724)	51,272
Teledyne Technologies, Inc.	Morgan Stanley	(548)	(243,092)	(239,416)	3,137
Trimble, Inc.	Morgan Stanley	(2,079)	(179,873)	(181,268)	(1,773)
Western Digital Corp.	Morgan Stanley	(3)	(231)	(196)	114
Zebra Technologies Corp., Class A	Morgan Stanley	(65)	(38,839)	(38,688)	132
		(3,954)	(730,636)	(676,292)	52,882
Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	(1,988)	(189,228)	(213,968)	(27,229)
JB Hunt Transport Services, Inc.	Morgan Stanley	(220)	(43,388)	(44,968)	(1,844)
		(2,208)	(232,616)	(258,936)	(29,073)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities
AES Corp. (The)	Morgan Stanley	(14,315)	$(342,767)	$(347,854)	$(7,434)
Alliant Energy Corp.	Morgan Stanley	(3,637)	(209,046)	(223,566)	(17,553)
Ameren Corp.	Morgan Stanley	(2,737)	(228,444)	(243,620)	(21,948)
American Electric Power Co., Inc.	Morgan Stanley	(2,347)	(207,494)	(208,813)	(6,863)
American Water Works Co., Inc.	Morgan Stanley	(1,698)	(280,231)	(320,684)	(43,251)
Atmos Energy Corp.	Morgan Stanley	(2,817)	(291,249)	(295,137)	(14,190)
CenterPoint Energy, Inc.	Morgan Stanley	(12,193)	(320,848)	(340,307)	(30,649)
CMS Energy Corp.	Morgan Stanley	(1,335)	(87,112)	(86,842)	(2,565)
Consolidated Edison, Inc.	Morgan Stanley	(2,102)	(165,573)	(179,343)	(21,098)
Duke Energy Corp.	Morgan Stanley	(1,563)	(162,619)	(163,959)	(3,625)
Edison International	Morgan Stanley	(4,005)	(285,941)	(273,341)	(13,429)
Entergy Corp.	Morgan Stanley	(2,359)	(265,180)	(265,741)	(12,393)
Evergy, Inc.	Morgan Stanley	(1,864)	(124,425)	(127,889)	(5,849)
Eversource Energy	Morgan Stanley	(5,019)	(444,823)	(456,629)	(25,751)
FirstEnergy Corp.	Morgan Stanley	(4,032)	(187,745)	(167,691)	7,004
NextEra Energy, Inc.	Morgan Stanley	(5,422)	(436,764)	(506,198)	(75,863)
NiSource, Inc.	Morgan Stanley	(13,288)	(344,641)	(366,882)	(29,720)
Pinnacle West Capital Corp.	Morgan Stanley	(4,803)	(411,693)	(339,044)	54,362
Public Service Enterprise Group, Inc.	Morgan Stanley	(5,484)	(345,347)	(365,947)	(24,237)
Sempra Energy	Morgan Stanley	(2,387)	(314,612)	(315,752)	(12,316)
Southern Co. (The)	Morgan Stanley	(2,129)	(136,465)	(146,007)	(12,349)
WEC Energy Group, Inc.	Morgan Stanley	(3,615)	(346,340)	(350,908)	(12,647)
Xcel Energy, Inc.	Morgan Stanley	(5,218)	(354,985)	(353,259)	(5,981)
		(104,369)	(6,294,344)	(6,445,413)	(338,345)

Total Reference Entity — Short			(25,724,953)	(25,030,108)	397,785
Net Value of Reference Entity			$(4,411,077)	$1,092,795	$5,588,801

*	Includes $84,929 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $5,588,801, which are considered Level 2 as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.7%
Gotham Defensive Long 500 Fund	208,358	$ 3,050,364
Gotham Enhanced 500 ETF*	228,200	5,824,349
Gotham Enhanced S&P 500 Index Fund	262,675	4,389,302
Gotham Hedged Core Fund	373,965	4,517,499
Gotham Hedged Plus Fund	227,058	3,026,685
Gotham Large Value Fund	378,935	5,884,861
Gotham Neutral Fund*	288,449	2,930,635
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $26,318,066)		29,623,695
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		81,463
NET ASSETS - 100.0%		$29,705,158

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 140.8%
COMMON STOCKS — 140.8%
Automobiles & Components — 1.5%
Ford Motor Co.†	2,400	$ 49,848
General Motors Co.†*	126	7,387
		57,235
Banks — 0.8%
First Republic Bank	7	1,445
JPMorgan Chase & Co.†	37	5,859
PNC Financial Services Group, Inc. (The)	5	1,003
SVB Financial Group†*	33	22,382
		30,689
Capital Goods — 10.7%
3M Co.†	295	52,401
A.O. Smith Corp.	44	3,777
Allegion PLC (Ireland)	14	1,854
Caterpillar, Inc.†	127	26,256
Cummins, Inc.†	30	6,544
Deere & Co.†	5	1,714
Dover Corp.†	83	15,073
Eaton Corp. PLC (Ireland)†	230	39,749
Emerson Electric Co.†	343	31,889
Fortive Corp.†	32	2,441
Fortune Brands Home & Security, Inc.	30	3,207
General Dynamics Corp.†	161	33,564
Honeywell International, Inc.†	9	1,877
Howmet Aerospace, Inc.	88	2,801
Illinois Tool Works, Inc.†	4	987
Ingersoll Rand, Inc.†	235	14,539
Johnson Controls International PLC (Ireland)†	382	31,060
L3Harris Technologies, Inc.†	78	16,633
Lockheed Martin Corp.†	82	29,144
Masco Corp.†	133	9,339
Northrop Grumman Corp.†	66	25,547
Otis Worldwide Corp.	233	20,287
Parker-Hannifin Corp.†	2	636
Pentair PLC (Ireland)	96	7,011
Rockwell Automation, Inc.	1	349
Roper Technologies, Inc.	10	4,919
Snap-on, Inc.	33	7,107
Stanley Black & Decker, Inc.†	1	189
Textron, Inc.	66	5,095
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Trane Technologies PLC (Ireland)†	32	$ 6,465
Westinghouse Air Brake Technologies Corp.†	1	92
		402,546
Commercial & Professional Services — 0.6%
Copart, Inc.*	2	303
Jacobs Engineering Group, Inc.	75	10,442
Nielsen Holdings PLC (United Kingdom)	217	4,451
Republic Services, Inc.†	4	558
Robert Half International, Inc.	64	7,137
		22,891
Consumer Durables & Apparel — 1.3%
Garmin Ltd. (Switzerland)†	13	1,770
Lennar Corp., Class A	27	3,136
Mohawk Industries, Inc.*	43	7,834
Newell Brands, Inc.	245	5,351
PVH Corp.	41	4,373
Ralph Lauren Corp.	43	5,111
Tapestry, Inc.	169	6,861
Under Armour, Inc., Class C*	258	4,654
Whirlpool Corp.†	36	8,448
		47,538
Consumer Services — 1.6%
Caesars Entertainment, Inc.*	35	3,274
McDonald's Corp.†	157	42,087
Penn National Gaming, Inc.*	90	4,666
Yum! Brands, Inc.†	83	11,525
		61,552
Diversified Financials — 6.3%
American Express Co.	5	818
Ameriprise Financial, Inc.	27	8,145
Berkshire Hathaway, Inc., Class B†*	199	59,501
BlackRock, Inc.†	88	80,569
Capital One Financial Corp.†	44	6,384
Charles Schwab Corp. (The)†	17	1,430
Franklin Resources, Inc.†	302	10,114
Goldman Sachs Group, Inc. (The)†	9	3,443
Intercontinental Exchange, Inc.	4	547
Invesco Ltd. (Bermuda)	291	6,699
Moody's Corp.	22	8,593
Morgan Stanley†	61	5,988
Nasdaq, Inc.†	32	6,720
Raymond James Financial, Inc.†	47	4,719

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
S&P Global, Inc.	13	$ 6,135
T Rowe Price Group, Inc.†	138	27,136
		236,941
Energy — 5.9%
APA Corp.	218	5,862
Chevron Corp.†	254	29,807
ConocoPhillips†	64	4,620
Coterra Energy, Inc.	4	76
Diamondback Energy, Inc.	1	108
EOG Resources, Inc.†	337	29,936
Exxon Mobil Corp.†	1,161	71,042
Halliburton Co.†	201	4,597
Marathon Oil Corp.	455	7,471
Marathon Petroleum Corp.†	368	23,548
Occidental Petroleum Corp.†	564	16,350
ONEOK, Inc.†	257	15,101
Phillips 66	6	435
Schlumberger NV†	190	5,690
Valero Energy Corp.	134	10,065
		224,708
Food & Staples Retailing — 2.7%
Walgreens Boots Alliance, Inc.†	490	25,558
Walmart, Inc.†	539	77,988
		103,546
Food, Beverage & Tobacco — 8.6%
Altria Group, Inc.†	1,161	55,020
Archer-Daniels-Midland Co.†	338	22,845
Coca-Cola Co. (The)†	1,131	66,967
Constellation Brands, Inc., Class A†	25	6,274
General Mills, Inc.†	64	4,312
Hershey Co. (The)†	58	11,221
Kellogg Co.†	4	258
Kraft Heinz Co. (The)†	760	27,284
Molson Coors Beverage Co., Class B	46	2,132
Mondelez International, Inc., Class A†	426	28,248
PepsiCo, Inc.	13	2,258
Philip Morris International, Inc.†	840	79,800
Tyson Foods, Inc., Class A†	210	18,304
		324,923
Health Care Equipment & Services — 9.3%
Abbott Laboratories	86	12,104
Anthem, Inc.†	127	58,870
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cigna Corp.†	177	$ 40,644
CVS Health Corp.†	690	71,180
DaVita, Inc.†*	30	3,413
HCA Healthcare, Inc.†	198	50,870
Henry Schein, Inc.*	1	78
Hologic, Inc.†*	107	8,192
Laboratory Corp. of America Holdings†*	59	18,538
McKesson Corp.†	89	22,123
Medtronic PLC (Ireland)†	138	14,276
Quest Diagnostics, Inc.†	60	10,381
UnitedHealth Group, Inc.†	74	37,158
Universal Health Services, Inc., Class B	17	2,204
		350,031
Household & Personal Products — 0.8%
Colgate-Palmolive Co.†	88	7,510
Procter & Gamble Co. (The)†	136	22,247
		29,757
Insurance — 3.2%
Aflac, Inc.	42	2,453
Aon PLC, Class A (Ireland)†	127	38,171
Arthur J Gallagher & Co.†	79	13,404
Brown & Brown, Inc.†	162	11,385
Chubb Ltd. (Switzerland)	3	580
Marsh & McLennan Cos., Inc.†	295	51,277
Prudential Financial, Inc.†	3	325
W R Berkley Corp.	39	3,213
		120,808
Materials — 5.1%
Avery Dennison Corp.†	45	9,746
Celanese Corp.	63	10,588
CF Industries Holdings, Inc.	124	8,777
Dow, Inc.†	426	24,163
DuPont de Nemours, Inc.†	7	565
Eastman Chemical Co.†	38	4,595
FMC Corp.	69	7,582
Freeport-McMoRan, Inc.†	885	36,931
International Paper Co.†	244	11,463
Linde PLC (Ireland)†	21	7,275
LyondellBasell Industries NV, Class A (Netherlands)†	192	17,708
Mosaic Co. (The)	235	9,233
Nucor Corp.†	170	19,406
Sealed Air Corp.	43	2,901

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sherwin-Williams Co. (The)†	40	$ 14,086
Westrock Co.	153	6,787
		191,806
Media & Entertainment — 11.4%
Activision Blizzard, Inc.†	448	29,806
Alphabet, Inc., Class A†*	78	225,969
Charter Communications, Inc., Class A†*	21	13,691
Comcast Corp., Class A	135	6,795
Discovery, Inc., Class A*	5	118
DISH Network Corp., Class A†*	144	4,671
Electronic Arts, Inc.	25	3,298
Fox Corp., Class A†	76	2,804
Interpublic Group of Cos., Inc. (The)	238	8,913
Meta Platforms, Inc., Class A†*	292	98,214
Netflix, Inc.†*	39	23,495
News Corp., Class A	5	112
Omnicom Group, Inc.†	131	9,598
Take-Two Interactive Software, Inc.*	11	1,955
Twitter, Inc.*	70	3,025
		432,464
Pharmaceuticals, Biotechnology & Life Sciences — 12.5%
AbbVie, Inc.†	514	69,595
Amgen, Inc.	4	900
Biogen, Inc.†*	28	6,718
Bristol-Myers Squibb Co.	19	1,185
Danaher Corp.†	63	20,728
Gilead Sciences, Inc.†	706	51,263
Illumina, Inc.*	14	5,326
Incyte Corp.*	19	1,394
Johnson & Johnson†	327	55,940
Merck & Co., Inc.†	671	51,425
Moderna, Inc.†*	5	1,270
Organon & Co.†	68	2,070
PerkinElmer, Inc.	34	6,836
Pfizer, Inc.†	2,305	136,110
Regeneron Pharmaceuticals, Inc.†*	71	44,838
Vertex Pharmaceuticals, Inc.†*	78	17,129
Waters Corp.*	1	373
		473,100
Real Estate — 2.7%
Alexandria Real Estate Equities, Inc., REIT	12	2,676
American Tower Corp., REIT†	40	11,700
AvalonBay Communities, Inc., REIT	1	253
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
CBRE Group, Inc., Class A†*	30	$ 3,255
Crown Castle International Corp., REIT	38	7,932
Duke Realty Corp., REIT	60	3,938
Equity Residential, REIT	4	362
Essex Property Trust, Inc., REIT	1	352
Extra Space Storage, Inc., REIT	27	6,122
Kimco Realty Corp., REIT	6	148
Mid-America Apartment Communities, Inc., REIT	25	5,736
Prologis, Inc., REIT	39	6,566
Public Storage, REIT	1	375
Realty Income Corp., REIT	4	286
Regency Centers Corp., REIT	2	151
SBA Communications Corp., REIT	10	3,890
Simon Property Group, Inc., REIT†	186	29,717
UDR, Inc., REIT	8	480
Weyerhaeuser Co., REIT†	472	19,437
		103,376
Retailing — 14.9%
Advance Auto Parts, Inc.	37	8,876
Amazon.com, Inc.†*	53	176,720
AutoZone, Inc.†*	13	27,253
Bath & Body Works, Inc.†	166	11,585
Best Buy Co., Inc.†	142	14,427
eBay, Inc.†	364	24,206
Genuine Parts Co.†	90	12,618
Home Depot, Inc. (The)†	191	79,267
LKQ Corp.†	184	11,046
Lowe's Cos., Inc.†	375	96,930
O'Reilly Automotive, Inc.†*	40	28,249
Ross Stores, Inc.	4	457
Target Corp.†	290	67,118
Tractor Supply Co.†	2	477
Ulta Beauty, Inc.†*	13	5,360
		564,589
Semiconductors & Semiconductor Equipment — 6.4%
Applied Materials, Inc.†	272	42,802
Broadcom, Inc.	2	1,331
Intel Corp.†	2,089	107,583
KLA Corp.†	36	15,484
Lam Research Corp.†	13	9,349
Microchip Technology, Inc.	4	348
Micron Technology, Inc.†	328	30,553
NVIDIA Corp.	16	4,706

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NXP Semiconductors NV (Netherlands)†	21	$ 4,783
Qorvo, Inc.*	63	9,853
QUALCOMM, Inc.†	39	7,132
SolarEdge Technologies, Inc.*	4	1,122
Teradyne, Inc.	37	6,051
Texas Instruments, Inc.	9	1,696
		242,793
Software & Services — 15.5%
Accenture PLC, Class A (Ireland)†	57	23,629
Adobe, Inc.†*	42	23,817
ANSYS, Inc.*	8	3,209
Autodesk, Inc.*	19	5,343
Automatic Data Processing, Inc.†	148	36,494
Broadridge Financial Solutions, Inc.	1	183
Cadence Design Systems, Inc.*	24	4,472
Cognizant Technology Solutions Corp., Class A	45	3,992
DXC Technology Co.*	150	4,829
EPAM Systems, Inc.*	4	2,674
FleetCor Technologies, Inc.*	47	10,520
Gartner, Inc.†*	48	16,047
International Business Machines Corp.†	243	32,479
Mastercard, Inc., Class A†	86	30,902
Microsoft Corp.†	786	264,348
NortonLifeLock, Inc.	5	130
Oracle Corp.†	144	12,558
Paychex, Inc.†	71	9,691
PayPal Holdings, Inc.†*	113	21,310
salesforce.com, Inc.†*	85	21,601
ServiceNow, Inc.†*	18	11,684
Synopsys, Inc.*	14	5,159
Visa, Inc., Class A†	185	40,091
		585,162
Technology Hardware & Equipment — 12.5%
Amphenol Corp., Class A	5	437
Apple, Inc.†	1,434	254,636
CDW Corp.	13	2,662
Cisco Systems, Inc.†	1,727	109,440
Corning, Inc.†	484	18,019
HP, Inc.†	716	26,972
Juniper Networks, Inc.	27	964
Motorola Solutions, Inc.	16	4,347
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.†	131	$ 12,051
Seagate Technology Holdings PLC (Ireland)†	140	15,817
TE Connectivity Ltd. (Switzerland)†	97	15,650
Western Digital Corp.†*	178	11,608
		472,603
Telecommunication Services — 2.4%
AT&T, Inc.†	1,940	47,724
T-Mobile US, Inc.*	11	1,276
Verizon Communications, Inc.†	813	42,243
		91,243
Transportation — 3.2%
CSX Corp.†	363	13,649
Expeditors International of Washington, Inc.†	84	11,280
FedEx Corp.†	3	776
Norfolk Southern Corp.†	25	7,443
Union Pacific Corp.†	92	23,178
United Parcel Service, Inc., Class B†	292	62,587
		118,913
Utilities — 0.9%
DTE Energy Co.	112	13,389
NRG Energy, Inc.	142	6,117
PPL Corp.†	444	13,347
		32,853
TOTAL COMMON STOCKS (Cost $4,087,029)		5,322,067

TOTAL LONG POSITIONS - 140.8% (Cost $4,087,029)		5,322,067
SHORT POSITIONS — (41.8)%
COMMON STOCKS — (41.8)%
Automobiles & Components — (0.3)%
Aptiv PLC (Jersey)*	(54)	(8,907)
BorgWarner, Inc.	(48)	(2,164)
		(11,071)
Banks — (2.4)%
Bank of America Corp.	(210)	(9,343)
Citigroup, Inc.	(400)	(24,156)
Citizens Financial Group, Inc.	(85)	(4,016)
Comerica, Inc.	(29)	(2,523)
Fifth Third Bancorp	(68)	(2,961)
Huntington Bancshares, Inc.	(291)	(4,487)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (Continued)
KeyCorp.	(195)	$ (4,510)
M&T Bank Corp.	(28)	(4,300)
People's United Financial, Inc.	(91)	(1,622)
Regions Financial Corp.	(193)	(4,208)
Truist Financial Corp.	(220)	(12,881)
US Bancorp	(43)	(2,415)
Wells Fargo & Co.	(207)	(9,932)
Zions Bancorp NA	(35)	(2,211)
		(89,565)
Capital Goods — (3.1)%
Boeing Co. (The)*	(119)	(23,957)
Carrier Global Corp.	(93)	(5,044)
Fastenal Co.	(117)	(7,495)
Generac Holdings, Inc.*	(12)	(4,223)
General Electric Co.	(217)	(20,500)
Huntington Ingalls Industries, Inc.	(9)	(1,681)
IDEX Corp.	(17)	(4,018)
PACCAR, Inc.	(72)	(6,355)
Quanta Services, Inc.	(27)	(3,096)
Raytheon Technologies Corp.	(302)	(25,990)
TransDigm Group, Inc.*	(12)	(7,635)
United Rentals, Inc.*	(14)	(4,652)
Xylem, Inc.	(37)	(4,437)
		(119,083)
Commercial & Professional Services — (1.0)%
Cintas Corp.	(16)	(7,091)
Equifax, Inc.	(25)	(7,320)
IHS Markit Ltd. (Bermuda)	(85)	(11,298)
Leidos Holdings, Inc.	(5)	(444)
Rollins, Inc.	(123)	(4,208)
Verisk Analytics, Inc.	(35)	(8,006)
Waste Management, Inc.	(7)	(1,168)
		(39,535)
Consumer Durables & Apparel — (1.1)%
DR Horton, Inc.	(38)	(4,121)
Hasbro, Inc.	(27)	(2,748)
NIKE, Inc., Class B	(117)	(19,500)
NVR, Inc.*	(1)	(5,909)
PulteGroup, Inc.	(53)	(3,030)
VF Corp.	(79)	(5,784)
		(41,092)
Consumer Services — (2.7)%
Booking Holdings, Inc.*	(8)	(19,194)
Carnival Corp. (Panama)*	(238)	(4,789)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Chipotle Mexican Grill, Inc.*	(7)	$ (12,238)
Darden Restaurants, Inc.	(27)	(4,067)
Domino's Pizza, Inc.	(9)	(5,079)
Expedia Group, Inc.*	(31)	(5,602)
Hilton Worldwide Holdings, Inc.*	(60)	(9,359)
Las Vegas Sands Corp.*	(154)	(5,797)
Marriott International, Inc., Class A*	(68)	(11,236)
MGM Resorts International	(104)	(4,667)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(78)	(1,618)
Royal Caribbean Cruises Ltd. (Liberia)*	(53)	(4,076)
Starbucks Corp.	(103)	(12,048)
Wynn Resorts Ltd.*	(27)	(2,296)
		(102,066)
Diversified Financials — (1.7)%
Bank of New York Mellon Corp. (The)	(159)	(9,235)
Cboe Global Markets, Inc.	(22)	(2,869)
CME Group, Inc.	(48)	(10,966)
Discover Financial Services	(58)	(6,703)
FactSet Research Systems, Inc.	(7)	(3,402)
MarketAxess Holdings, Inc.	(9)	(3,701)
MSCI, Inc.	(18)	(11,028)
Northern Trust Corp.	(38)	(4,545)
State Street Corp.	(77)	(7,161)
Synchrony Financial	(108)	(5,010)
		(64,620)
Energy — (0.8)%
Baker Hughes Co.	(205)	(4,932)
Devon Energy Corp.	(8)	(352)
Hess Corp.	(61)	(4,516)
Kinder Morgan, Inc.	(448)	(7,105)
Pioneer Natural Resources Co.	(49)	(8,912)
Williams Cos., Inc. (The)	(242)	(6,302)
		(32,119)
Food & Staples Retailing — (0.6)%
Costco Wholesale Corp.	(12)	(6,812)
Kroger Co. (The)	(147)	(6,653)
Sysco Corp.	(101)	(7,934)
		(21,399)
Food, Beverage & Tobacco — (1.0)%
Brown-Forman Corp., Class B	(108)	(7,869)
Campbell Soup Co.	(61)	(2,651)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Conagra Brands, Inc.	(96)	$ (3,279)
Hormel Foods Corp.	(114)	(5,564)
J M Smucker Co. (The)	(21)	(2,852)
Lamb Weston Holdings, Inc.	(21)	(1,331)
McCormick & Co., Inc., non-voting shares	(57)	(5,507)
Monster Beverage Corp.*	(106)	(10,180)
		(39,233)
Health Care Equipment & Services — (5.2)%
ABIOMED, Inc.*	(11)	(3,951)
Align Technology, Inc.*	(15)	(9,858)
AmerisourceBergen Corp.	(25)	(3,322)
Baxter International, Inc.	(98)	(8,412)
Becton Dickinson and Co.	(58)	(14,586)
Boston Scientific Corp.*	(288)	(12,234)
Cardinal Health, Inc.	(57)	(2,935)
Centene Corp.*	(113)	(9,311)
Cerner Corp.	(49)	(4,551)
Cooper Cos., Inc. (The)	(13)	(5,446)
DENTSPLY SIRONA, Inc.	(46)	(2,566)
Dexcom, Inc.*	(20)	(10,739)
Edwards Lifesciences Corp.*	(141)	(18,267)
Humana, Inc.	(27)	(12,524)
IDEXX Laboratories, Inc.*	(22)	(14,486)
Intuitive Surgical, Inc.*	(72)	(25,870)
ResMed, Inc.	(32)	(8,336)
STERIS PLC (Ireland)	(20)	(4,868)
Stryker Corp.	(43)	(11,499)
West Pharmaceutical Services, Inc.	(17)	(7,973)
Zimmer Biomet Holdings, Inc.	(45)	(5,717)
		(197,451)
Household & Personal Products — (1.0)%
Church & Dwight Co., Inc.	(52)	(5,330)
Clorox Co. (The)	(27)	(4,708)
Estee Lauder Cos., Inc. (The), Class A	(62)	(22,952)
Kimberly-Clark Corp.	(36)	(5,145)
		(38,135)
Insurance — (1.4)%
Allstate Corp. (The)	(55)	(6,471)
American International Group, Inc.	(60)	(3,412)
Cincinnati Financial Corp.	(13)	(1,481)
Everest Re Group Ltd. (Bermuda)	(9)	(2,465)
Globe Life, Inc.	(22)	(2,062)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Hartford Financial Services Group, Inc. (The)	(70)	$ (4,833)
Lincoln National Corp.	(37)	(2,526)
Loews Corp.	(45)	(2,599)
MetLife, Inc.	(27)	(1,687)
Principal Financial Group, Inc.	(13)	(940)
Progressive Corp. (The)	(120)	(12,318)
Travelers Cos., Inc. (The)	(49)	(7,665)
Willis Towers Watson PLC (Ireland)	(25)	(5,937)
		(54,396)
Materials — (2.4)%
Air Products and Chemicals, Inc.	(49)	(14,909)
Albemarle Corp.	(26)	(6,078)
Amcor PLC (Jersey)	(305)	(3,663)
Ball Corp.	(73)	(7,028)
Corteva, Inc.	(144)	(6,808)
Ecolab, Inc.	(57)	(13,371)
International Flavors & Fragrances, Inc.	(52)	(7,834)
Martin Marietta Materials, Inc.	(13)	(5,727)
Newmont Corp.	(124)	(7,690)
Packaging Corp. of America	(19)	(2,587)
PPG Industries, Inc.	(47)	(8,105)
Vulcan Materials Co.	(29)	(6,020)
		(89,820)
Media & Entertainment — (1.4)%
Live Nation Entertainment, Inc.*	(48)	(5,745)
Match Group, Inc.*	(56)	(7,406)
ViacomCBS, Inc., Class B	(129)	(3,893)
Walt Disney Co. (The)*	(223)	(34,541)
		(51,585)
Pharmaceuticals, Biotechnology & Life Sciences — (2.9)%
Agilent Technologies, Inc.	(25)	(3,991)
Bio-Rad Laboratories, Inc., Class A*	(7)	(5,289)
Bio-Techne Corp.	(8)	(4,139)
Catalent, Inc.*	(37)	(4,737)
Charles River Laboratories International, Inc.*	(11)	(4,145)
Eli Lilly & Co.	(93)	(25,688)
IQVIA Holdings, Inc.*	(51)	(14,389)
Mettler-Toledo International, Inc.*	(5)	(8,486)
Thermo Fisher Scientific, Inc.	(22)	(14,679)
Viatris, Inc.	(254)	(3,437)
Zoetis, Inc.	(83)	(20,255)
		(109,235)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (1.5)%
Boston Properties, Inc., REIT	(33)	$ (3,801)
Digital Realty Trust, Inc., REIT	(60)	(10,612)
Equinix, Inc., REIT	(22)	(18,609)
Healthpeak Properties, Inc., REIT	(116)	(4,186)
Host Hotels & Resorts, Inc., REIT*	(161)	(2,800)
Iron Mountain, Inc., REIT	(59)	(3,087)
Ventas, Inc., REIT	(80)	(4,090)
Vornado Realty Trust, REIT	(41)	(1,716)
Welltower, Inc., REIT	(84)	(7,205)
		(56,106)
Retailing — (1.0)%
CarMax, Inc.*	(35)	(4,558)
Dollar General Corp.	(14)	(3,302)
Dollar Tree, Inc.*	(45)	(6,323)
Etsy, Inc.*	(29)	(6,349)
Gap, Inc. (The)	(74)	(1,306)
Pool Corp.	(9)	(5,094)
TJX Cos., Inc. (The)	(129)	(9,794)
		(36,726)
Semiconductors & Semiconductor Equipment — (1.1)%
Advanced Micro Devices, Inc.*	(46)	(6,619)
Analog Devices, Inc.	(108)	(18,983)
Enphase Energy, Inc.*	(27)	(4,939)
Monolithic Power Systems, Inc.	(8)	(3,947)
Skyworks Solutions, Inc.	(32)	(4,965)
Xilinx, Inc.	(10)	(2,120)
		(41,573)
Software & Services — (1.9)%
Akamai Technologies, Inc.*	(41)	(4,799)
Ceridian HCM Holding, Inc.*	(30)	(3,134)
Citrix Systems, Inc.	(27)	(2,554)
Fidelity National Information Services, Inc.	(123)	(13,425)
Fiserv, Inc.*	(53)	(5,501)
Fortinet, Inc.*	(21)	(7,547)
Global Payments, Inc.	(1)	(135)
Intuit, Inc.	(15)	(9,648)
Jack Henry & Associates, Inc.	(17)	(2,839)
Paycom Software, Inc.*	(13)	(5,397)
PTC, Inc.*	(25)	(3,029)
Tyler Technologies, Inc.*	(9)	(4,842)
VeriSign, Inc.*	(30)	(7,615)
		(70,465)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (1.0)%
Arista Networks, Inc.*	(58)	$ (8,337)
F5, Inc.*	(13)	(3,181)
Hewlett Packard Enterprise Co.	(262)	(4,132)
IPG Photonics Corp.*	(10)	(1,721)
Keysight Technologies, Inc.*	(21)	(4,337)
Teledyne Technologies, Inc.*	(9)	(3,932)
Trimble, Inc.*	(50)	(4,360)
Zebra Technologies Corp., Class A*	(10)	(5,952)
		(35,952)
Telecommunication Services — (0.0)%
Lumen Technologies, Inc.	(21)	(263)
Transportation — (0.8)%
Alaska Air Group, Inc.*	(27)	(1,407)
American Airlines Group, Inc.*	(135)	(2,425)
CH Robinson Worldwide, Inc.	(28)	(3,014)
Delta Air Lines, Inc.*	(138)	(5,393)
JB Hunt Transport Services, Inc.	(23)	(4,701)
Old Dominion Freight Line, Inc.	(12)	(4,300)
Southwest Airlines Co.*	(126)	(5,398)
United Airlines Holdings, Inc.*	(68)	(2,977)
		(29,615)
Utilities — (5.5)%
AES Corp. (The)	(132)	(3,208)
Alliant Energy Corp.	(61)	(3,750)
Ameren Corp.	(62)	(5,519)
American Electric Power Co., Inc.	(124)	(11,032)
American Water Works Co., Inc.	(41)	(7,743)
Atmos Energy Corp.	(30)	(3,143)
CenterPoint Energy, Inc.	(126)	(3,517)
CMS Energy Corp.	(70)	(4,554)
Consolidated Edison, Inc.	(82)	(6,996)
Dominion Energy, Inc.	(161)	(12,648)
Duke Energy Corp.	(163)	(17,099)
Edison International	(90)	(6,142)
Entergy Corp.	(50)	(5,633)
Evergy, Inc.	(50)	(3,431)
Eversource Energy	(82)	(7,460)
Exelon Corp.	(179)	(10,339)
FirstEnergy Corp.	(136)	(5,656)
NextEra Energy, Inc.	(414)	(38,651)
NiSource, Inc.	(94)	(2,595)
Pinnacle West Capital Corp.	(26)	(1,835)
Public Service Enterprise Group, Inc.	(99)	(6,606)
Sempra Energy	(64)	(8,466)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	(230)	$ (15,773)
WEC Energy Group, Inc.	(79)	(7,669)
Xcel Energy, Inc.	(133)	(9,004)
		(208,469)
TOTAL COMMON STOCKS (Proceeds $1,383,272)		(1,579,574)

TOTAL SHORT POSITIONS - (41.8)% (Proceeds $1,383,272)		(1,579,574)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		37,713
NET ASSETS - 100.0%		$3,780,206

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED PLUS FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 173.1%
COMMON STOCKS — 173.1%
Automobiles & Components — 0.8%
Ford Motor Co.†	5,565	$ 115,585
Capital Goods — 7.7%
3M Co.†	1,145	203,386
A.O. Smith Corp.	180	15,453
Advanced Drainage Systems, Inc.†	41	5,581
AGCO Corp.†	73	8,470
Dover Corp.	20	3,632
Eaton Corp. PLC (Ireland)	365	63,079
EMCOR Group, Inc.	4	510
General Dynamics Corp.†	481	100,274
Johnson Controls International PLC (Ireland)†	157	12,766
L3Harris Technologies, Inc.	162	34,545
Lockheed Martin Corp.†	538	191,211
Masco Corp.†	133	9,339
Nordson Corp.	1	255
Northrop Grumman Corp.†	392	151,731
Oshkosh Corp.	5	564
Otis Worldwide Corp.	655	57,031
Owens Corning†	394	35,657
Pentair PLC (Ireland)†	599	43,745
Quanta Services, Inc.	12	1,376
Roper Technologies, Inc.†	26	12,788
Snap-on, Inc.†	387	83,352
Toro Co. (The)†	313	31,272
Trane Technologies PLC (Ireland)†	181	36,567
Watsco, Inc.†	3	939
		1,103,523
Commercial & Professional Services — 2.7%
Booz Allen Hamilton Holding Corp.	488	41,378
CACI International, Inc., Class A*	268	72,148
ManpowerGroup, Inc.†	350	34,065
Robert Half International, Inc.	1,111	123,899
Stantec, Inc. (Canada)	146	8,212
Thomson Reuters Corp. (Canada)†	846	101,199
TriNet Group, Inc.*	7	667
		381,568
Consumer Durables & Apparel — 2.6%
Crocs, Inc.†*	817	104,756
Deckers Outdoor Corp.†*	105	38,463
Garmin Ltd. (Switzerland)†	19	2,587
Gildan Activewear, Inc. (Canada)†	796	33,742
Tempur Sealy International, Inc.†	2,506	117,857
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Whirlpool Corp.†	241	$ 56,553
YETI Holdings, Inc.†*	265	21,950
		375,908
Consumer Services — 6.1%
Airbnb, Inc., Class A*	73	12,154
Boyd Gaming Corp.†*	315	20,654
Choice Hotels International, Inc.	848	132,279
McDonald's Corp.†	683	183,092
Penn National Gaming, Inc.*	1,074	55,687
Service Corp. International†	3,335	236,752
Wyndham Hotels & Resorts, Inc.†	1,241	111,256
Yum! Brands, Inc.†	919	127,612
		879,486
Diversified Financials — 7.0%
Affiliated Managers Group, Inc.	326	53,630
Berkshire Hathaway, Inc., Class B†*	729	217,971
BlackRock, Inc.†	128	117,192
Blackstone, Inc.	623	80,610
Evercore, Inc., Class A	131	17,796
Moody's Corp.	210	82,022
Nasdaq, Inc.†	532	111,725
S&P Global, Inc.	131	61,823
T Rowe Price Group, Inc.†	1,310	257,599
		1,000,368
Energy — 3.7%
Canadian Natural Resources Ltd. (Canada)†	6,525	275,681
Coterra Energy, Inc.†	5,123	97,337
EOG Resources, Inc.	504	44,770
Exxon Mobil Corp.	47	2,876
Marathon Oil Corp.	164	2,693
Marathon Petroleum Corp.	806	51,576
Ovintiv, Inc.	1,094	36,868
Pembina Pipeline Corp. (Canada)	39	1,183
Schlumberger NV	696	20,845
		533,829
Food & Staples Retailing — 4.7%
Albertsons Cos., Inc., Class A	5,324	160,731
BJ's Wholesale Club Holdings, Inc.*	828	55,451
Kroger Co. (The)	757	34,262
U.S. Foods Holding Corp.*	20	697
Walgreens Boots Alliance, Inc.	776	40,476
Walmart, Inc.†	2,636	381,403
		673,020

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 16.4%
Altria Group, Inc.†	4,463	$ 211,502
Archer-Daniels-Midland Co.†	1,439	97,262
Campbell Soup Co.†	611	26,554
Coca-Cola Co. (The)†	4,567	270,412
Flowers Foods, Inc.†	2,708	74,389
General Mills, Inc.†	3,033	204,363
Hershey Co. (The)†	754	145,876
Ingredion, Inc.	17	1,643
J M Smucker Co. (The)†	213	28,930
Kellogg Co.†	2,616	168,523
Keurig Dr Pepper, Inc.†	1,196	44,085
Kraft Heinz Co. (The)†	7,107	255,141
Mondelez International, Inc., Class A†	3,333	221,011
PepsiCo, Inc.†	735	127,677
Philip Morris International, Inc.†	3,396	322,620
Pilgrim's Pride Corp.*	32	902
Tyson Foods, Inc., Class A†	1,730	150,787
		2,351,677
Health Care Equipment & Services — 13.1%
Abbott Laboratories†	440	61,926
Alcon, Inc. (Switzerland)	58	5,053
Anthem, Inc.	112	51,916
Cerner Corp.	23	2,136
CVS Health Corp.†	1,877	193,631
DaVita, Inc.*	72	8,191
HCA Healthcare, Inc.†	551	141,563
Hologic, Inc.†*	4,067	311,370
Laboratory Corp. of America Holdings†*	1,405	441,465
McKesson Corp.	583	144,916
Medtronic PLC (Ireland)	22	2,276
Quest Diagnostics, Inc.†	2,574	445,328
Tenet Healthcare Corp.*	19	1,552
UnitedHealth Group, Inc.	149	74,819
		1,886,142
Household & Personal Products — 3.8%
Colgate-Palmolive Co.†	2,857	243,816
Kimberly-Clark Corp.†	1,057	151,067
Procter & Gamble Co. (The)†	881	144,114
		538,997
Insurance — 4.6%
Aon PLC, Class A (Ireland)†	544	163,505
Arthur J Gallagher & Co.†	814	138,111
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Brown & Brown, Inc.†	1,350	$ 94,878
Marsh & McLennan Cos., Inc.†	1,487	258,470
		654,964
Materials — 5.2%
Ashland Global Holdings, Inc.	133	14,319
Barrick Gold Corp. (Canada)	6,791	129,029
Berry Global Group, Inc.*	930	68,615
Crown Holdings, Inc.	568	62,832
Louisiana-Pacific Corp.†	2,980	233,483
Nucor Corp.	163	18,606
Olin Corp.	480	27,610
Reliance Steel & Aluminum Co.	132	21,413
Sealed Air Corp.†	187	12,617
Sherwin-Williams Co. (The)†	130	45,781
West Fraser Timber Co. Ltd. (Canada)†	1,158	110,427
		744,732
Media & Entertainment — 14.7%
Activision Blizzard, Inc.†	8,168	543,417
Alphabet, Inc., Class A†*	165	478,011
Altice U.S.A., Inc., Class A†*	16,776	271,436
Charter Communications, Inc., Class A†*	101	65,849
Discovery, Inc., Class A*	2,430	57,202
Electronic Arts, Inc.†	70	9,233
Interpublic Group of Cos., Inc. (The)	1,049	39,285
Meta Platforms, Inc., Class A†*	693	233,090
Netflix, Inc.*	48	28,917
Playtika Holding Corp.*	3,817	65,996
Roku, Inc.†*	594	135,551
Shaw Communications, Inc., Class B (Canada)†	946	28,702
Take-Two Interactive Software, Inc.†*	29	5,154
ViacomCBS, Inc., Class B†	844	25,472
Ziff Davis, Inc.†*	778	86,249
Zynga, Inc., Class A*	5,372	34,381
		2,107,945
Pharmaceuticals, Biotechnology & Life Sciences — 25.7%
AbbVie, Inc.†	1,362	184,415
Biogen, Inc.†*	1,095	262,712
Bristol-Myers Squibb Co.	304	18,954
Danaher Corp.†	177	58,235
Gilead Sciences, Inc.†	3,919	284,559
Illumina, Inc.†*	39	14,837
Johnson & Johnson†	1,540	263,448

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Merck & Co., Inc.†	3,876	$ 297,057
Moderna, Inc.†*	2,288	581,106
PerkinElmer, Inc.†	1,714	344,617
Pfizer, Inc.†	10,041	592,921
Regeneron Pharmaceuticals, Inc.†*	639	403,541
United Therapeutics Corp.†*	624	134,834
Vertex Pharmaceuticals, Inc.†*	1,116	245,074
		3,686,310
Real Estate — 0.7%
Life Storage, Inc., REIT	3	459
Prologis, Inc., REIT	2	337
Weyerhaeuser Co., REIT†	2,534	104,350
		105,146
Retailing — 11.7%
Advance Auto Parts, Inc.†	54	12,954
Amazon.com, Inc.†*	125	416,792
AutoNation, Inc.*	10	1,168
AutoZone, Inc.†*	54	113,205
Bath & Body Works, Inc.	677	47,248
Best Buy Co., Inc.†	78	7,925
Dick's Sporting Goods, Inc.	988	113,610
eBay, Inc.†	5,139	341,743
Genuine Parts Co.†	436	61,127
Home Depot, Inc. (The)†	382	158,534
LKQ Corp.†	1,321	79,300
Lowe's Cos., Inc.†	541	139,838
O'Reilly Automotive, Inc.*	104	73,448
Ross Stores, Inc.	70	8,000
Target Corp.†	298	68,969
TJX Cos., Inc. (The)	364	27,635
Williams-Sonoma, Inc.†	11	1,860
		1,673,356
Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.†	5,503	283,405
NVIDIA Corp.	249	73,233
ON Semiconductor Corp.*	1,245	84,560
QUALCOMM, Inc.	89	16,276
		457,474
Software & Services — 12.8%
Accenture PLC, Class A (Ireland)†	149	61,768
Affirm Holdings, Inc.*	669	67,275
Amdocs Ltd. (Guernsey)†	1,575	117,873
Automatic Data Processing, Inc.†	243	59,919
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CGI, Inc. (Canada)†*	636	$ 56,286
Concentrix Corp.	17	3,036
Gartner, Inc.*	174	58,172
International Business Machines Corp.	295	39,430
Mastercard, Inc., Class A†	244	87,674
Microsoft Corp.†	1,830	615,466
NortonLifeLock, Inc.†	6,145	159,647
Open Text Corp. (Canada)†	1,630	77,392
Oracle Corp.†	388	33,837
Paychex, Inc.	114	15,561
PayPal Holdings, Inc.†*	291	54,877
SentinelOne, Inc., Class A*	65	3,282
SS&C Technologies Holdings, Inc.†	1,557	127,643
Teradata Corp.*	3	127
Visa, Inc., Class A†	525	113,773
VMware, Inc., Class A†	229	26,536
Western Union Co. (The)	3,174	56,624
		1,836,198
Technology Hardware & Equipment — 15.1%
Apple, Inc.†	3,689	655,056
Arrow Electronics, Inc.†*	1,025	137,627
Cisco Systems, Inc.†	4,775	302,592
Dell Technologies, Inc., Class C†*	3,704	208,054
HP, Inc.†	7,402	278,833
Jabil, Inc.	1,073	75,486
Juniper Networks, Inc.†	426	15,212
Motorola Solutions, Inc.	9	2,445
NetApp, Inc.†	966	88,862
Seagate Technology Holdings PLC (Ireland)†	2,709	306,063
TD SYNNEX Corp.†	912	104,296
		2,174,526
Telecommunication Services — 4.8%
AT&T, Inc.†	6,551	161,155
BCE, Inc. (Canada)†	3,902	203,060
Rogers Communications, Inc., Class B (Canada)†	1,319	62,824
Verizon Communications, Inc.†	5,066	263,229
		690,268
Transportation — 2.2%
Alaska Air Group, Inc.*	51	2,657
Expeditors International of Washington, Inc.†	743	99,778

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Southwest Airlines Co.*	38	$ 1,628
United Parcel Service, Inc., Class B†	986	211,339
		315,402
Utilities — 3.8%
Brookfield Renewable Corp., Class A (Canada)	467	17,200
DTE Energy Co.	1,404	167,834
NRG Energy, Inc.†	3,627	156,251
PPL Corp.†	6,967	209,428
		550,713
TOTAL COMMON STOCKS (Cost $21,363,204)		24,837,137

TOTAL LONG POSITIONS - 173.1% (Cost $21,363,204)		24,837,137
SHORT POSITIONS — (74.3)%
COMMON STOCKS — (74.3)%
Automobiles & Components — (4.0)%
Aptiv PLC (Jersey)*	(820)	(135,259)
BorgWarner, Inc.	(2,446)	(110,241)
Fisker, Inc.*	(673)	(10,586)
Goodyear Tire & Rubber Co. (The)*	(6,951)	(148,196)
Lear Corp.	(762)	(139,408)
QuantumScape Corp.*	(1,506)	(33,418)
		(577,108)
Banks — (3.0)%
Bank OZK	(92)	(4,281)
Citizens Financial Group, Inc.	(1,669)	(78,860)
Comerica, Inc.	(43)	(3,741)
Commerce Bancshares, Inc.	(447)	(30,727)
First Citizens BancShares, Inc., Class A	(17)	(14,107)
First Horizon Corp.	(1,280)	(20,902)
Huntington Bancshares, Inc.	(80)	(1,234)
M&T Bank Corp.	(655)	(100,595)
People's United Financial, Inc.	(2,350)	(41,877)
Prosperity Bancshares, Inc.	(627)	(45,332)
Regions Financial Corp.	(67)	(1,461)
SouthState Corp.	(92)	(7,370)
Synovus Financial Corp.	(737)	(35,280)
Zions Bancorp NA	(719)	(45,412)
		(431,179)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (5.6)%
AerCap Holdings NV (Netherlands)*	(1,162)	$ (76,018)
Axon Enterprise, Inc.*	(156)	(24,492)
AZEK Co., Inc. (The)*	(1,457)	(67,372)
Ballard Power Systems, Inc. (Canada)*	(363)	(4,559)
Bloom Energy Corp., Class A*	(729)	(15,987)
Boeing Co. (The)*	(962)	(193,670)
BWX Technologies, Inc.	(843)	(40,363)
CAE, Inc. (Canada)*	(905)	(22,842)
Chart Industries, Inc.*	(88)	(14,035)
Colfax Corp.*	(1,164)	(53,509)
FuelCell Energy, Inc.*	(2,006)	(10,431)
General Electric Co.	(393)	(37,127)
Mercury Systems, Inc.*	(581)	(31,990)
Nikola Corp.*	(836)	(8,251)
PACCAR, Inc.	(288)	(25,419)
Plug Power, Inc.*	(381)	(10,756)
RBC Bearings, Inc.*	(166)	(33,527)
Sunrun, Inc.*	(75)	(2,572)
United Rentals, Inc.*	(332)	(110,320)
Virgin Galactic Holdings, Inc.*	(984)	(13,166)
		(796,406)
Commercial & Professional Services — (1.7)%
ADT, Inc.	(7,228)	(60,787)
Clarivate PLC (Jersey)*	(114)	(2,681)
CoStar Group, Inc.*	(654)	(51,686)
Dun & Bradstreet Holdings, Inc.*	(1,092)	(22,375)
GFL Environmental, Inc., sub-voting shares (Canada)	(2,664)	(100,832)
MSA Safety, Inc.	(36)	(5,435)
		(243,796)
Consumer Durables & Apparel — (2.5)%
Columbia Sportswear Co.	(93)	(9,062)
Helen of Troy Ltd. (Bermuda)*	(243)	(59,406)
Mattel, Inc.*	(3,256)	(70,200)
Peloton Interactive, Inc., Class A*	(2,308)	(82,534)
Polaris, Inc.	(723)	(79,465)
Skechers USA, Inc., Class A*	(1,248)	(54,163)
		(354,830)
Consumer Services — (2.6)%
Aramark	(4,265)	(157,165)
Carnival Corp. (Panama)*	(1,954)	(39,314)
DraftKings, Inc., Class A*	(849)	(23,322)
MGM Resorts International	(47)	(2,109)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,493)	$ (30,965)
Royal Caribbean Cruises Ltd. (Liberia)*	(1,331)	(102,354)
Vail Resorts, Inc.	(3)	(984)
Wynn Resorts Ltd.*	(221)	(18,794)
		(375,007)
Diversified Financials — (0.5)%
Discover Financial Services	(16)	(1,849)
Interactive Brokers Group, Inc., Class A	(181)	(14,375)
OneMain Holdings, Inc.	(84)	(4,203)
Synchrony Financial	(655)	(30,386)
Voya Financial, Inc.	(213)	(14,124)
		(64,937)
Energy — (2.7)%
Chesapeake Energy Corp.	(235)	(15,162)
EQT Corp.*	(9,834)	(214,480)
New Fortress Energy, Inc.	(746)	(18,008)
Pioneer Natural Resources Co.	(695)	(126,407)
Range Resources Corp.*	(534)	(9,521)
		(383,578)
Food & Staples Retailing — (0.4)%
Casey's General Stores, Inc.	(284)	(56,047)
Food, Beverage & Tobacco — (0.4)%
Beyond Meat, Inc.*	(95)	(6,190)
Bunge Ltd. (Bermuda)	(116)	(10,830)
Celsius Holdings, Inc.*	(39)	(2,908)
Freshpet, Inc.*	(430)	(40,966)
		(60,894)
Health Care Equipment & Services — (2.8)%
Guardant Health, Inc.*	(607)	(60,712)
HealthEquity, Inc.*	(1,243)	(54,990)
Inspire Medical Systems, Inc.*	(48)	(11,043)
Insulet Corp.*	(294)	(78,225)
iRhythm Technologies, Inc.*	(72)	(8,474)
Neogen Corp.*	(194)	(8,810)
Nevro Corp.*	(183)	(14,836)
Oak Street Health, Inc.*	(2,443)	(80,961)
Penumbra, Inc.*	(261)	(74,990)
Schrodinger, Inc.*	(423)	(14,733)
		(407,774)
Household & Personal Products — (0.1)%
Reynolds Consumer Products, Inc.	(378)	(11,869)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (0.8)%
Globe Life, Inc.	(53)	$ (4,967)
Lincoln National Corp.	(853)	(58,226)
Reinsurance Group of America, Inc.	(327)	(35,803)
RenaissanceRe Holdings Ltd. (Bermuda)	(72)	(12,192)
Unum Group	(118)	(2,899)
		(114,087)
Materials — (5.1)%
Albemarle Corp.	(157)	(36,702)
Axalta Coating Systems Ltd. (Bermuda)*	(1,855)	(61,437)
Ball Corp.	(691)	(66,522)
Cleveland-Cliffs, Inc.*	(1,364)	(29,694)
Franco-Nevada Corp. (Canada)	(190)	(26,275)
Graphic Packaging Holding Co.	(298)	(5,811)
Huntsman Corp.	(1,944)	(67,807)
Royal Gold, Inc.	(570)	(59,970)
Teck Resources Ltd., Class B (Canada)	(7,896)	(227,563)
Vulcan Materials Co.	(739)	(153,402)
		(735,183)
Media & Entertainment — (1.2)%
Angi, Inc.*	(4,458)	(41,058)
Cable One, Inc.	(47)	(82,882)
IAC/InterActiveCorp*	(140)	(18,300)
Snap, Inc., Class A*	(457)	(21,493)
TripAdvisor, Inc.*	(551)	(15,020)
		(178,753)
Pharmaceuticals, Biotechnology & Life Sciences — (15.8)%
10X Genomics, Inc., Class A*	(5)	(745)
ACADIA Pharmaceuticals, Inc.*	(1,383)	(32,279)
Adaptive Biotechnologies Corp.*	(547)	(15,349)
Agios Pharmaceuticals, Inc.*	(160)	(5,259)
Allakos, Inc.*	(835)	(8,175)
Allogene Therapeutics, Inc.*	(1,358)	(20,261)
Alnylam Pharmaceuticals, Inc.*	(685)	(116,162)
Amicus Therapeutics, Inc.*	(1,638)	(18,919)
Arrowhead Pharmaceuticals, Inc.*	(1,227)	(81,350)
Beam Therapeutics, Inc.*	(921)	(73,395)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(345)	(47,544)
BioMarin Pharmaceutical, Inc.*	(2,341)	(206,827)
Bluebird Bio, Inc.*	(748)	(7,473)
Blueprint Medicines Corp.*	(1,337)	(143,206)
Bridgebio Pharma, Inc.*	(3,051)	(50,891)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Catalent, Inc.*	(186)	$ (23,814)
ChemoCentryx, Inc.*	(491)	(17,877)
Denali Therapeutics, Inc.*	(27)	(1,204)
Elanco Animal Health, Inc.*	(2,974)	(84,402)
Exact Sciences Corp.*	(1,254)	(97,599)
Fate Therapeutics, Inc.*	(124)	(7,255)
FibroGen, Inc.*	(878)	(12,380)
Global Blood Therapeutics, Inc.*	(561)	(16,421)
Intellia Therapeutics, Inc.*	(1,139)	(134,675)
Ionis Pharmaceuticals, Inc.*	(368)	(11,198)
Iovance Biotherapeutics, Inc.*	(827)	(15,787)
Jazz Pharmaceuticals PLC (Ireland)*	(1,174)	(149,568)
Kodiak Sciences, Inc.*	(448)	(37,981)
Mirati Therapeutics, Inc.*	(1,062)	(155,785)
Natera, Inc.*	(645)	(60,237)
Nektar Therapeutics*	(1,344)	(18,157)
NeoGenomics, Inc.*	(686)	(23,406)
Novavax, Inc.*	(110)	(15,738)
Perrigo Co. PLC (Ireland)	(3,109)	(120,940)
PTC Therapeutics, Inc.*	(593)	(23,619)
Reata Pharmaceuticals, Inc., Class A*	(158)	(4,167)
Sarepta Therapeutics, Inc.*	(1,352)	(121,748)
Seagen, Inc.*	(1,288)	(199,125)
Sotera Health Co.*	(83)	(1,955)
TG Therapeutics, Inc.*	(179)	(3,401)
Turning Point Therapeutics, Inc.*	(286)	(13,642)
Ultragenyx Pharmaceutical, Inc.*	(737)	(61,974)
		(2,261,890)
Real Estate — (0.3)%
Host Hotels & Resorts, Inc., REIT*	(69)	(1,200)
Redfin Corp.*	(187)	(7,179)
Ventas, Inc., REIT	(685)	(35,017)
		(43,396)
Retailing — (3.1)%
CarMax, Inc.*	(470)	(61,208)
Carvana Co.*	(367)	(85,067)
DoorDash, Inc., Class A*	(168)	(25,015)
Five Below, Inc.*	(654)	(135,306)
Floor & Decor Holdings, Inc., Class A*	(739)	(96,077)
Ollie's Bargain Outlet Holdings, Inc.*	(34)	(1,741)
Stitch Fix, Inc., Class A*	(570)	(10,785)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Vroom, Inc.*	(985)	$ (10,628)
Wayfair, Inc., Class A*	(74)	(14,058)
		(439,885)
Semiconductors & Semiconductor Equipment — (0.7)%
Analog Devices, Inc.	(206)	(36,208)
Azenta, Inc.	(344)	(35,470)
Wolfspeed, Inc.*	(227)	(25,372)
		(97,050)
Software & Services — (5.8)%
Altair Engineering, Inc., Class A*	(18)	(1,392)
Anaplan, Inc.*	(332)	(15,222)
Appfolio, Inc., Class A*	(356)	(43,097)
Avalara, Inc.*	(9)	(1,162)
Bentley Systems, Inc., Class B	(404)	(19,525)
BlackBerry Ltd. (Canada)*	(20,419)	(190,918)
Blackline, Inc.*	(218)	(22,572)
Duck Creek Technologies, Inc.*	(269)	(8,100)
Envestnet, Inc.*	(75)	(5,950)
Five9, Inc.*	(18)	(2,472)
Guidewire Software, Inc.*	(891)	(101,155)
LiveRamp Holdings, Inc.*	(172)	(8,247)
Mandiant, Inc.*	(818)	(14,348)
nCino, Inc.*	(397)	(21,779)
Nutanix, Inc., Class A*	(3,266)	(104,055)
Okta, Inc.*	(41)	(9,191)
Palantir Technologies, Inc., Class A*	(1,219)	(22,198)
Pegasystems, Inc.	(581)	(64,967)
Sailpoint Technologies Holdings, Inc.*	(206)	(9,958)
Smartsheet, Inc., Class A*	(159)	(12,315)
Splunk, Inc.*	(618)	(71,515)
Tenable Holdings, Inc.*	(223)	(12,281)
Varonis Systems, Inc.*	(252)	(12,293)
Workday, Inc., Class A*	(108)	(29,503)
Zendesk, Inc.*	(200)	(20,858)
		(825,073)
Technology Hardware & Equipment — (0.6)%
Cognex Corp.	(93)	(7,232)
National Instruments Corp.	(23)	(1,004)
Novanta, Inc. (Canada)*	(6)	(1,058)
Pure Storage, Inc., Class A*	(215)	(6,998)
Teledyne Technologies, Inc.*	(174)	(76,019)
		(92,311)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (2.3)%
CH Robinson Worldwide, Inc.	(136)	$ (14,638)
Knight-Swift Transportation Holdings, Inc.	(731)	(44,547)
Lyft, Inc., Class A*	(4,399)	(187,969)
Uber Technologies, Inc.*	(2,122)	(88,976)
		(336,130)
Utilities — (12.3)%
AES Corp. (The)	(5,384)	(130,831)
Algonquin Power & Utilities Corp. (Canada)	(272)	(3,930)
Alliant Energy Corp.	(19)	(1,168)
Ameren Corp.	(652)	(58,034)
Atmos Energy Corp.	(1,524)	(159,669)
Avangrid, Inc.	(1,995)	(99,511)
Black Hills Corp.	(366)	(25,829)
CenterPoint Energy, Inc.	(4,630)	(129,223)
Edison International	(984)	(67,158)
Entergy Corp.	(617)	(69,505)
Essential Utilities, Inc.	(1,922)	(103,192)
Eversource Energy	(1,247)	(113,452)
MDU Resources Group, Inc.	(133)	(4,102)
NextEra Energy, Inc.	(1,244)	(116,140)
NiSource, Inc.	(4,596)	(126,896)
Ormat Technologies, Inc.	(35)	(2,775)
Pinnacle West Capital Corp.	(1,101)	(77,720)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Public Service Enterprise Group, Inc.	(206)	$ (13,746)
Sempra Energy	(788)	(104,237)
Southwest Gas Holdings, Inc.	(85)	(5,954)
Vistra Corp.	(10,502)	(239,131)
WEC Energy Group, Inc.	(454)	(44,070)
Xcel Energy, Inc.	(1,061)	(71,830)
		(1,768,103)
TOTAL COMMON STOCKS (Proceeds $11,949,137)		(10,655,286)

TOTAL SHORT POSITIONS - (74.3)% (Proceeds $11,949,137)		(10,655,286)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		165,707
NET ASSETS - 100.0%		$14,347,558

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.4%
Automobiles & Components — 0.3%
Thor Industries, Inc.(a)	68	$ 7,056
Capital Goods — 9.1%
Atkore, Inc.*	100	11,119
Caterpillar, Inc.(a)	170	35,146
Crane Co.(a)	102	10,376
Curtiss-Wright Corp.	6	832
Eaton Corp. PLC (Ireland)	179	30,935
Fortive Corp.	2	153
General Dynamics Corp.(a)	29	6,046
Honeywell International, Inc.	4	834
Howmet Aerospace, Inc.(a)	363	11,554
Ingersoll Rand, Inc.(a)	79	4,888
Oshkosh Corp.(a)	174	19,612
Owens Corning(a)	181	16,380
Regal Rexnord Corp.(a)	46	7,828
TransDigm Group, Inc.(a)*	38	24,179
Trex Co., Inc.(a)*	178	24,035
Univar Solutions, Inc.*	257	7,286
Watsco, Inc.(a)	3	939
Westinghouse Air Brake Technologies Corp.	2	184
WillScot Mobile Mini Holdings Corp.*	76	3,104
Woodward, Inc.	77	8,428
Zurn Water Solutions Corp.	7	255
		224,113
Commercial & Professional Services — 3.1%
ASGN, Inc.(a)*	54	6,664
Booz Allen Hamilton Holding Corp.(a)	149	12,634
Copart, Inc.*	49	7,429
FTI Consulting, Inc.*	18	2,762
ManpowerGroup, Inc.	22	2,141
Ritchie Bros Auctioneers, Inc. (Canada)	112	6,855
Robert Half International, Inc.(a)	195	21,746
Science Applications International Corp.	5	418
Tetra Tech, Inc.	47	7,981
TriNet Group, Inc.(a)*	80	7,621
		76,251
Consumer Durables & Apparel — 1.0%
Hanesbrands, Inc.	49	819
Hasbro, Inc.(a)	190	19,338
Levi Strauss & Co., Class A	74	1,852
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Skyline Champion Corp.*	13	$ 1,027
Under Armour, Inc., Class C*	64	1,155
		24,191
Consumer Services — 1.9%
Airbnb, Inc., Class A(a)*	148	24,641
Choice Hotels International, Inc.	6	936
Darden Restaurants, Inc.	10	1,506
McDonald's Corp.(a)	21	5,629
Scientific Games Corp.*	71	4,745
SeaWorld Entertainment, Inc.*	8	519
Service Corp. International(a)	59	4,188
Wyndham Hotels & Resorts, Inc.(a)	58	5,200
		47,364
Energy — 11.4%
Antero Resources Corp.*	67	1,173
APA Corp.(a)	1,006	27,051
Cameco Corp. (Canada)	13	284
Canadian Natural Resources Ltd. (Canada)	615	25,984
Cheniere Energy, Inc.	21	2,130
Chevron Corp.(a)	176	20,654
Coterra Energy, Inc.(a)	1,463	27,797
EOG Resources, Inc.(a)	329	29,225
Exxon Mobil Corp.(a)	786	48,095
Hess Corp.	3	222
Imperial Oil Ltd. (Canada)	102	3,682
Marathon Oil Corp.(a)	694	11,395
Marathon Petroleum Corp.(a)	85	5,439
Occidental Petroleum Corp.(a)	834	24,178
Ovintiv, Inc.	315	10,615
PDC Energy, Inc.	46	2,244
Pembina Pipeline Corp. (Canada)	105	3,185
Phillips 66	5	362
Suncor Energy, Inc. (Canada)	1,431	35,818
Targa Resources Corp.	30	1,567
Valero Energy Corp.	10	751
		281,851
Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A	20	604
U.S. Foods Holding Corp.*	60	2,090
Walgreens Boots Alliance, Inc.(a)	286	14,917
		17,611
Food, Beverage & Tobacco — 1.3%
Coca-Cola Co. (The)(a)	239	14,151

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hormel Foods Corp.	317	$ 15,473
Ingredion, Inc.	2	193
National Beverage Corp.	48	2,176
		31,993
Health Care Equipment & Services — 5.9%
Acadia Healthcare Co., Inc.(a)*	252	15,296
Alcon, Inc. (Switzerland)	269	23,435
Amedisys, Inc.*	18	2,914
Globus Medical, Inc., Class A*	16	1,155
ICU Medical, Inc.*	41	9,731
Integra LifeSciences Holdings Corp.(a)*	216	14,470
LivaNova PLC (United Kingdom)*	30	2,623
McKesson Corp.(a)	94	23,366
Medtronic PLC (Ireland)	134	13,862
STAAR Surgical Co.(a)*	143	13,056
Teleflex, Inc.(a)	29	9,526
Tenet Healthcare Corp.(a)*	121	9,885
Veeva Systems, Inc., Class A*	28	7,153
		146,472
Household & Personal Products — 1.3%
Coty, Inc., Class A(a)*	3,185	33,443
Materials — 11.4%
Alcoa Corp.(a)	176	10,486
Barrick Gold Corp. (Canada)	2,563	48,697
Celanese Corp.(a)	69	11,596
CF Industries Holdings, Inc.(a)	208	14,722
Corteva, Inc.(a)	461	21,796
Crown Holdings, Inc.(a)	58	6,416
Dow, Inc.(a)	213	12,081
Kinross Gold Corp. (Canada)	809	4,700
Kirkland Lake Gold Ltd. (Canada)	169	7,090
Linde PLC (Ireland)	48	16,629
Louisiana-Pacific Corp.(a)	390	30,557
LyondellBasell Industries NV, Class A (Netherlands)	105	9,684
Olin Corp.(a)	435	25,021
Pan American Silver Corp. (Canada)	587	14,658
Steel Dynamics, Inc.(a)	141	8,752
United States Steel Corp.(a)	615	14,643
Westlake Chemical Corp.(a)	163	15,832
Westrock Co.	178	7,896
		281,256
Media & Entertainment — 10.8%
Alphabet, Inc., Class A(a)*	17	49,250
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Altice U.S.A., Inc., Class A(a)*	1,049	$ 16,973
Discovery, Inc., Class A(a)*	1,294	30,461
Live Nation Entertainment, Inc.(a)*	368	44,046
News Corp., Class A(a)	970	21,641
Nexstar Media Group, Inc., Class A	5	755
Pinterest, Inc., Class A(a)*	1,339	48,672
ROBLOX Corp., Class A*	49	5,055
Zynga, Inc., Class A(a)*	7,718	49,395
		266,248
Pharmaceuticals, Biotechnology & Life Sciences — 7.7%
Bio-Rad Laboratories, Inc., Class A(a)*	51	38,534
Elanco Animal Health, Inc.*	263	7,464
Halozyme Therapeutics, Inc.(a)*	253	10,173
Maravai LifeSciences Holdings, Inc., Class A*	3	126
Merck & Co., Inc.(a)	641	49,126
Moderna, Inc.(a)*	138	35,049
Regeneron Pharmaceuticals, Inc.(a)*	78	49,259
		189,731
Retailing — 7.4%
AutoNation, Inc.(a)*	180	21,033
AutoZone, Inc.*	1	2,096
Bath & Body Works, Inc.(a)	476	33,220
Burlington Stores, Inc.(a)*	92	26,819
Dick's Sporting Goods, Inc.(a)	236	27,138
Dollar General Corp.	16	3,773
eBay, Inc.(a)	530	35,245
Lowe's Cos., Inc.	9	2,326
Macy's, Inc.	100	2,618
Penske Automotive Group, Inc.(a)	108	11,580
RH*	2	1,072
Ross Stores, Inc.	10	1,143
Victoria's Secret & Co.(a)*	257	14,274
		182,337
Semiconductors & Semiconductor Equipment — 5.5%
Diodes, Inc.*	67	7,357
First Solar, Inc.*	62	5,404
MaxLinear, Inc.(a)*	123	9,273
Micron Technology, Inc.(a)	508	47,320
NXP Semiconductors NV (Netherlands)	5	1,139
Onto Innovation, Inc.*	23	2,328
Power Integrations, Inc.(a)	170	15,791
Semtech Corp.*	82	7,292

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Silicon Laboratories, Inc.(a)*	187	$ 38,601
Texas Instruments, Inc.	10	1,885
		136,390
Software & Services — 7.1%
Adobe, Inc.*	7	3,969
Akamai Technologies, Inc.(a)*	31	3,628
CDK Global, Inc.	43	1,795
CGI, Inc. (Canada)*	18	1,593
Concentrix Corp.(a)	58	10,360
Descartes Systems Group, Inc. (The) (Canada)*	18	1,488
DigitalOcean Holdings, Inc.*	177	14,218
DXC Technology Co.(a)*	234	7,533
Gartner, Inc.(a)*	36	12,036
Manhattan Associates, Inc.*	70	10,884
Maximus, Inc.	60	4,780
McAfee Corp., Class A(a)	841	21,689
New Relic, Inc.(a)*	138	15,175
Open Text Corp. (Canada)	89	4,226
Oracle Corp.	271	23,634
Teradata Corp.*	55	2,336
VMware, Inc., Class A(a)	187	21,670
Western Union Co. (The)(a)	562	10,026
Zoom Video Communications, Inc., Class A*	22	4,046
		175,086
Technology Hardware & Equipment — 3.9%
Coherent, Inc.(a)*	95	25,321
Dell Technologies, Inc., Class C*	233	13,087
IPG Photonics Corp.(a)*	91	15,665
Jabil, Inc.	71	4,995
NetApp, Inc.(a)	272	25,021
Pure Storage, Inc., Class A*	267	8,691
Zebra Technologies Corp., Class A*	4	2,381
		95,161
Telecommunication Services — 2.1%
Iridium Communications, Inc.(a)*	70	2,890
Lumen Technologies, Inc.(a)	2,523	31,664
T-Mobile US, Inc.*	53	6,147
Verizon Communications, Inc.(a)	238	12,366
		53,067
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.6%
Canadian National Railway Co. (Canada)	121	$ 14,866
Saia, Inc.*	8	2,696
Uber Technologies, Inc.(a)*	243	10,189
United Parcel Service, Inc., Class B(a)	112	24,006
XPO Logistics, Inc.(a)*	151	11,692
		63,449
Utilities — 0.9%
DTE Energy Co.	60	7,172
PPL Corp.(a)	464	13,948
		21,120
TOTAL COMMON STOCKS (Cost $2,333,208)		2,354,190
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%		112,257
NET ASSETS - 100.0%		$2,466,447

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2021
The Fund maintains a portfolio of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between May 4, 2022 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (145.1)% of net assets as of December 31, 2021.
The following table represents the individual short positions and related values of total return swaps as of December 31, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(104)	$(4,845)	$(4,980)	$(138)
Aptiv PLC (Jersey)	Morgan Stanley	(341)	(58,903)	(56,248)	2,634
BorgWarner, Inc.	Morgan Stanley	(780)	(35,736)	(35,155)	495
Gentex Corp.	Morgan Stanley	(225)	(8,393)	(7,841)	575
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(980)	(18,813)	(20,894)	(2,088)
Lear Corp.	Morgan Stanley	(194)	(34,843)	(35,492)	(791)
		(2,624)	(161,533)	(160,610)	687
Capital Goods
Advanced Drainage Systems, Inc.	Morgan Stanley	(243)	(29,905)	(33,080)	(3,219)
AECOM	Morgan Stanley	(7)	(509)	(541)	(34)
AGCO Corp.	Morgan Stanley	(109)	(13,667)	(12,646)	1,060
API Group Corp.	Morgan Stanley	(235)	(5,541)	(6,056)	(518)
AZEK Co., Inc. (The)	Morgan Stanley	(459)	(19,090)	(21,224)	(2,142)
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(1,084)	(17,131)	(13,615)	3,509
Bloom Energy Corp., Class A	Morgan Stanley	(152)	(4,627)	(3,333)	1,291
BWX Technologies, Inc.	Morgan Stanley	(176)	(10,519)	(8,427)	1,986
CAE, Inc. (Canada)	Morgan Stanley	(180)	(4,635)	(4,543)	90
Colfax Corp.	Morgan Stanley	(349)	(18,010)	(16,044)	1,960
Donaldson Co., Inc.	Morgan Stanley	(99)	(5,703)	(5,867)	(172)
Hubbell, Inc.	Morgan Stanley	(29)	(5,968)	(6,040)	(179)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(107)	(20,077)	(19,981)	12
Lennox International, Inc.	Morgan Stanley	(27)	(8,709)	(8,758)	(133)
Mercury Systems, Inc.	Morgan Stanley	(50)	(3,890)	(2,753)	1,135
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(54)	(4,538)	(4,539)	(38)
Quanta Services, Inc.	Morgan Stanley	(390)	(43,134)	(44,717)	(1,612)
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(9)	(556)	(555)	(1)
Simpson Manufacturing Co., Inc.	Morgan Stanley	(95)	(11,976)	(13,212)	(1,241)
Stanley Black & Decker, Inc.	Morgan Stanley	(212)	(40,668)	(39,987)	510
Sunrun, Inc.	Morgan Stanley	(79)	(3,434)	(2,710)	722
Toro Co. (The)	Morgan Stanley	(21)	(2,046)	(2,098)	(58)
United Rentals, Inc.	Morgan Stanley	(148)	(51,463)	(49,179)	2,240
Valmont Industries, Inc.	Morgan Stanley	(58)	(14,179)	(14,529)	(400)
Vicor Corp.	Morgan Stanley	(35)	(5,380)	(4,444)	932
		(4,407)	(345,355)	(338,878)	5,700
Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(1,043)	(9,572)	(8,772)	699
Cintas Corp.	Morgan Stanley	(18)	(7,872)	(7,977)	(109)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Clarivate PLC (Jersey)	Morgan Stanley	(71)	$(1,784)	$(1,670)	$390
Driven Brands Holdings, Inc.	Morgan Stanley	(122)	(3,913)	(4,102)	(191)
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(898)	(16,707)	(18,400)	(1,700)
Equifax, Inc.	Morgan Stanley	(107)	(30,729)	(31,329)	(686)
GFL Environmental, Inc., sub-voting shares (Canada)	Morgan Stanley	(123)	(4,854)	(4,656)	196
IHS Markit Ltd. (Bermuda)	Morgan Stanley	(85)	(11,276)	(11,298)	(490)
Upwork, Inc.	Morgan Stanley	(156)	(6,529)	(5,329)	1,196
		(2,623)	(93,236)	(93,533)	(695)
Consumer Durables & Apparel
BRP, Inc., sub-voting shares (Canada)	Morgan Stanley	(12)	(983)	(1,053)	(72)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(68)	(16,115)	(16,624)	(515)
Leggett & Platt, Inc.	Morgan Stanley	(627)	(26,677)	(25,807)	643
Mattel, Inc.	Morgan Stanley	(550)	(12,110)	(11,858)	247
NIKE, Inc., Class B	Morgan Stanley	(15)	(2,541)	(2,500)	49
Peloton Interactive, Inc., Class A	Morgan Stanley	(1,076)	(67,843)	(38,478)	29,342
Polaris, Inc.	Morgan Stanley	(335)	(39,961)	(36,820)	2,957
Skechers USA, Inc., Class A	Morgan Stanley	(15)	(655)	(651)	3
Sonos, Inc.	Morgan Stanley	(232)	(7,415)	(6,914)	498
YETI Holdings, Inc.	Morgan Stanley	(333)	(31,968)	(27,582)	4,374
		(3,263)	(206,268)	(168,287)	37,526
Consumer Services
Aramark	Morgan Stanley	(20)	(710)	(737)	(29)
DraftKings, Inc., Class A	Morgan Stanley	(148)	(6,425)	(4,066)	2,356
International Game Technology PLC (United Kingdom)	Morgan Stanley	(21)	(590)	(607)	(22)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(286)	(6,268)	(5,932)	333
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(372)	(30,716)	(28,607)	2,080
Terminix Global Holdings, Inc.	Morgan Stanley	(119)	(5,297)	(5,382)	(89)
Wendy's Co. (The)	Morgan Stanley	(74)	(1,621)	(1,765)	(150)
Wingstop, Inc.	Morgan Stanley	(116)	(19,793)	(20,045)	(280)
		(1,156)	(71,420)	(67,141)	4,199
Energy
Chesapeake Energy Corp.	Morgan Stanley	(3)	(188)	(194)	(27)
EQT Corp.	Morgan Stanley	(3,456)	(71,255)	(75,375)	(4,146)
Kinder Morgan, Inc.	Morgan Stanley	(2,376)	(41,088)	(37,683)	3,358
New Fortress Energy, Inc.	Morgan Stanley	(369)	(10,486)	(8,908)	1,530
Pioneer Natural Resources Co.	Morgan Stanley	(18)	(3,278)	(3,274)	(60)
Range Resources Corp.	Morgan Stanley	(431)	(8,452)	(7,685)	763
Southwestern Energy Co.	Morgan Stanley	(12,097)	(59,353)	(56,372)	2,960
TC Energy Corp. (Canada)	Morgan Stanley	(613)	(29,832)	(28,529)	806
		(19,363)	(223,932)	(218,020)	5,184
Food & Staples Retailing
Casey's General Stores, Inc.	Morgan Stanley	(123)	(24,102)	(24,274)	(222)
Performance Food Group Co.	Morgan Stanley	(27)	(1,184)	(1,239)	(56)
Sysco Corp.	Morgan Stanley	(42)	(3,196)	(3,299)	(106)
		(192)	(28,482)	(28,812)	(384)
Food, Beverage & Tobacco
Beyond Meat, Inc.	Morgan Stanley	(35)	(4,054)	(2,281)	1,771
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(38)	(19,275)	(19,194)	(264)
Brown-Forman Corp., Class B	Morgan Stanley	(147)	(10,517)	(10,710)	(198)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Bunge Ltd. (Bermuda)	Morgan Stanley	(172)	$(16,012)	$(16,058)	$(136)
Celsius Holdings, Inc.	Morgan Stanley	(629)	(46,237)	(46,905)	(684)
Conagra Brands, Inc.	Morgan Stanley	(744)	(25,431)	(25,408)	(323)
Freshpet, Inc.	Morgan Stanley	(198)	(24,331)	(18,863)	5,458
Hershey Co. (The)	Morgan Stanley	(95)	(17,540)	(18,380)	(847)
J M Smucker Co. (The)	Morgan Stanley	(81)	(10,610)	(11,001)	(796)
Lamb Weston Holdings, Inc.	Morgan Stanley	(275)	(16,427)	(17,429)	(1,041)
Lancaster Colony Corp.	Morgan Stanley	(29)	(4,859)	(4,802)	51
McCormick & Co., Inc./MD	Morgan Stanley	(411)	(35,806)	(39,707)	(4,100)
Monster Beverage Corp.	Morgan Stanley	(35)	(3,200)	(3,361)	(164)
		(2,889)	(234,299)	(234,099)	(1,273)
Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(10)	(3,570)	(3,592)	(24)
AMN Healthcare Services, Inc.	Morgan Stanley	(30)	(3,652)	(3,670)	(20)
Cardinal Health, Inc.	Morgan Stanley	(507)	(25,240)	(26,105)	(1,124)
Centene Corp.	Morgan Stanley	(191)	(15,549)	(15,738)	(196)
Certara, Inc.	Morgan Stanley	(25)	(726)	(710)	14
Change Healthcare, Inc.	Morgan Stanley	(436)	(9,274)	(9,322)	(62)
Cigna Corp.	Morgan Stanley	(5)	(1,077)	(1,148)	(72)
DENTSPLY SIRONA, Inc.	Morgan Stanley	(19)	(1,064)	(1,060)	1
Figs, Inc., Class A	Morgan Stanley	(23)	(754)	(634)	119
Guardant Health, Inc.	Morgan Stanley	(114)	(11,477)	(11,402)	69
Humana, Inc.	Morgan Stanley	(159)	(70,752)	(73,754)	(3,203)
IDEXX Laboratories, Inc.	Morgan Stanley	(8)	(5,195)	(5,268)	(76)
Insulet Corp.	Morgan Stanley	(76)	(20,611)	(20,221)	381
Laboratory Corp. of America Holdings	Morgan Stanley	(6)	(1,851)	(1,885)	(36)
Neogen Corp.	Morgan Stanley	(52)	(2,341)	(2,361)	(22)
Oak Street Health, Inc.	Morgan Stanley	(867)	(35,716)	(28,732)	6,971
Option Care Health, Inc.	Morgan Stanley	(32)	(902)	(910)	(10)
Quest Diagnostics, Inc.	Morgan Stanley	(30)	(4,860)	(5,190)	(333)
Schrodinger, Inc.	Morgan Stanley	(24)	(1,553)	(836)	715
STERIS PLC (Ireland)	Morgan Stanley	(214)	(46,989)	(52,090)	(5,237)
Surgery Partners, Inc.	Morgan Stanley	(14)	(729)	(748)	(20)
		(2,842)	(263,882)	(265,376)	(2,165)
Household & Personal Products
Clorox Co. (The)	Morgan Stanley	(47)	(8,109)	(8,195)	(217)
Colgate-Palmolive Co.	Morgan Stanley	(111)	(9,159)	(9,473)	(318)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(16)	(5,668)	(5,923)	(263)
Procter & Gamble Co. (The)	Morgan Stanley	(241)	(38,135)	(39,423)	(1,302)
Reynolds Consumer Products, Inc.	Morgan Stanley	(231)	(6,654)	(7,253)	(657)
		(646)	(67,725)	(70,267)	(2,757)
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(369)	(20,595)	(19,609)	870
AptarGroup, Inc.	Morgan Stanley	(40)	(5,251)	(4,899)	349
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	(1,448)	(46,538)	(47,958)	(1,436)
Ball Corp.	Morgan Stanley	(689)	(64,243)	(66,330)	(2,254)
Eastman Chemical Co.	Morgan Stanley	(27)	(3,218)	(3,265)	(54)
Element Solutions, Inc.	Morgan Stanley	(464)	(11,527)	(11,266)	221
Graphic Packaging Holding Co.	Morgan Stanley	(624)	(12,884)	(12,168)	672
Martin Marietta Materials, Inc.	Morgan Stanley	(46)	(18,508)	(20,264)	(2,071)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Mosaic Co. (The)	Morgan Stanley	(774)	$(30,072)	$(30,410)	$(360)
Newmont Corp.	Morgan Stanley	(491)	(29,290)	(30,452)	(1,279)
Nutrien Ltd. (Canada)	Morgan Stanley	(200)	(13,762)	(15,040)	(1,615)
PPG Industries, Inc.	Morgan Stanley	(121)	(19,980)	(20,865)	(999)
Quaker Chemical Corp.	Morgan Stanley	(8)	(2,069)	(1,846)	219
Royal Gold, Inc.	Morgan Stanley	(29)	(3,095)	(3,051)	41
RPM International, Inc.	Morgan Stanley	(254)	(22,641)	(25,654)	(3,054)
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(22)	(3,753)	(3,542)	187
Silgan Holdings, Inc.	Morgan Stanley	(34)	(1,440)	(1,457)	(21)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(33)	(943)	(951)	(10)
Vulcan Materials Co.	Morgan Stanley	(355)	(70,656)	(73,691)	(3,112)
		(6,028)	(380,465)	(392,718)	(13,706)
Media & Entertainment
Angi, Inc.	Morgan Stanley	(431)	(4,338)	(3,969)	366
Cable One, Inc.	Morgan Stanley	(4)	(7,501)	(7,054)	427
Skillz, Inc.	Morgan Stanley	(22)	(257)	(164)	92
Snap, Inc., Class A	Morgan Stanley	(1,027)	(52,354)	(48,300)	4,036
Walt Disney Co. (The)	Morgan Stanley	(398)	(62,666)	(61,646)	998
		(1,882)	(127,116)	(121,133)	5,919
Pharmaceuticals, Biotechnology & Life Sciences
Allakos, Inc.	Morgan Stanley	(49)	(4,003)	(480)	3,521
Amgen, Inc.	Morgan Stanley	(65)	(14,535)	(14,623)	(94)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)	Morgan Stanley	(42)	(4,946)	(5,788)	(970)
Bio-Techne Corp.	Morgan Stanley	(6)	(2,997)	(3,104)	(109)
Bridgebio Pharma, Inc.	Morgan Stanley	(228)	(9,726)	(3,803)	5,918
Catalent, Inc.	Morgan Stanley	(69)	(9,192)	(8,834)	353
Exact Sciences Corp.	Morgan Stanley	(193)	(17,140)	(15,021)	2,111
Fate Therapeutics, Inc.	Morgan Stanley	(9)	(469)	(527)	(59)
Intellia Therapeutics, Inc.	Morgan Stanley	(130)	(16,047)	(15,371)	670
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(289)	(39,626)	(36,819)	2,793
Kodiak Sciences, Inc.	Morgan Stanley	(65)	(6,279)	(5,511)	765
Natera, Inc.	Morgan Stanley	(73)	(7,862)	(6,817)	1,040
NeoGenomics, Inc.	Morgan Stanley	(132)	(5,423)	(4,504)	916
Novavax, Inc.	Morgan Stanley	(16)	(3,333)	(2,289)	1,041
Organon & Co.	Morgan Stanley	(24)	(803)	(731)	63
PerkinElmer, Inc.	Morgan Stanley	(183)	(33,404)	(36,794)	(3,402)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(338)	(15,086)	(13,148)	1,846
Seagen, Inc.	Morgan Stanley	(176)	(31,636)	(27,210)	4,415
Sotera Health Co.	Morgan Stanley	(60)	(1,387)	(1,413)	(28)
TG Therapeutics, Inc.	Morgan Stanley	(15)	(513)	(285)	227
Thermo Fisher Scientific, Inc.	Morgan Stanley	(3)	(1,966)	(2,002)	(37)
Twist Bioscience Corp.	Morgan Stanley	(60)	(6,461)	(4,643)	3,125
United Therapeutics Corp.	Morgan Stanley	(25)	(5,378)	(5,402)	(27)
Waters Corp.	Morgan Stanley	(14)	(5,161)	(5,216)	(58)
Zoetis, Inc.	Morgan Stanley	(55)	(12,501)	(13,422)	(926)
		(2,319)	(255,874)	(233,757)	23,094
Retailing
CarMax, Inc.	Morgan Stanley	(301)	(41,832)	(39,199)	2,618
Carvana Co.	Morgan Stanley	(3)	(627)	(695)	(70)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Chewy, Inc., Class A	Morgan Stanley	(314)	$(20,684)	$(18,517)	$2,160
Dollar Tree, Inc.	Morgan Stanley	(64)	(8,734)	(8,993)	(1,478)
Five Below, Inc.	Morgan Stanley	(253)	(49,178)	(52,343)	(3,182)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(149)	(19,222)	(19,371)	(157)
Gap, Inc. (The)	Morgan Stanley	(2,687)	(45,125)	(47,426)	(2,317)
Kohl's Corp.	Morgan Stanley	(22)	(1,248)	(1,087)	154
Petco Health & Wellness Co., Inc.	Morgan Stanley	(517)	(10,294)	(10,231)	58
		(4,310)	(196,944)	(197,862)	(2,214)
Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	(384)	(9,093)	(9,519)	(445)
Analog Devices, Inc.	Morgan Stanley	(431)	(77,859)	(75,757)	1,881
Azenta, Inc.	Morgan Stanley	(217)	(24,662)	(22,375)	2,260
Cirrus Logic, Inc.	Morgan Stanley	(1)	(90)	(92)	(3)
CMC Materials, Inc.	Morgan Stanley	(20)	(3,758)	(3,834)	(84)
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	(80)	(6,007)	(6,264)	(260)
Marvell Technology, Inc.	Morgan Stanley	(336)	(22,495)	(29,397)	(6,919)
MKS Instruments, Inc.	Morgan Stanley	(1)	(175)	(174)	—
		(1,470)	(144,139)	(147,412)	(3,570)
Software & Services
Alteryx, Inc., Class A	Morgan Stanley	(156)	(12,720)	(9,438)	3,373
Anaplan, Inc.	Morgan Stanley	(130)	(5,610)	(5,960)	(354)
Appfolio, Inc., Class A	Morgan Stanley	(22)	(2,896)	(2,663)	231
Appian Corp.	Morgan Stanley	(14)	(1,005)	(913)	91
Asana, Inc., Class A	Morgan Stanley	(252)	(17,019)	(18,787)	(1,774)
Avalara, Inc.	Morgan Stanley	(109)	(15,931)	(14,073)	1,851
Citrix Systems, Inc.	Morgan Stanley	(134)	(12,852)	(12,675)	172
Coupa Software, Inc.	Morgan Stanley	(106)	(18,112)	(16,753)	1,352
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	(162)	(36,421)	(33,169)	3,238
Digital Turbine, Inc.	Morgan Stanley	(67)	(4,064)	(4,086)	(25)
DocuSign, Inc.	Morgan Stanley	(16)	(2,281)	(2,437)	(158)
Dolby Laboratories, Inc., Class A	Morgan Stanley	(7)	(660)	(667)	(8)
Elastic NV (Netherlands)	Morgan Stanley	(6)	(661)	(739)	(79)
Everbridge, Inc.	Morgan Stanley	(18)	(2,506)	(1,212)	1,292
Fair Isaac Corp.	Morgan Stanley	(21)	(8,655)	(9,107)	(456)
Guidewire Software, Inc.	Morgan Stanley	(45)	(5,078)	(5,109)	(34)
Jamf Holding Corp.	Morgan Stanley	(3)	(116)	(114)	—
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(449)	(24,126)	(18,153)	5,964
nCino, Inc.	Morgan Stanley	(81)	(4,376)	(4,444)	(70)
Palantir Technologies, Inc., Class A	Morgan Stanley	(408)	(9,323)	(7,430)	1,889
Palo Alto Networks, Inc.	Morgan Stanley	(32)	(17,218)	(17,816)	(605)
Pegasystems, Inc.	Morgan Stanley	(12)	(1,423)	(1,342)	79
Splunk, Inc.	Morgan Stanley	(27)	(3,010)	(3,124)	(116)
Twilio, Inc., Class A	Morgan Stanley	(156)	(45,936)	(41,081)	4,839
Zendesk, Inc.	Morgan Stanley	(21)	(2,214)	(2,190)	22
Zscaler, Inc.	Morgan Stanley	(14)	(3,987)	(4,499)	(514)
		(2,468)	(258,200)	(237,981)	20,200
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	(460)	(37,715)	(40,232)	(2,615)
Calix, Inc.	Morgan Stanley	(21)	(1,675)	(1,679)	(7)
CDW Corp./DE	Morgan Stanley	(146)	(28,350)	(29,898)	(1,588)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Cisco Systems, Inc.	Morgan Stanley	(198)	$(12,298)	$(12,547)	$(254)
II-VI, Inc.	Morgan Stanley	(40)	(2,571)	(2,733)	(165)
Novanta, Inc. (Canada)	Morgan Stanley	(27)	(4,543)	(4,761)	(220)
Teledyne Technologies, Inc.	Morgan Stanley	(41)	(18,719)	(17,912)	799
Ubiquiti, Inc.	Morgan Stanley	(1)	(314)	(307)	(6)
		(934)	(106,185)	(110,069)	(4,056)
Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	(24)	(2,507)	(2,583)	(83)
Delta Air Lines, Inc.	Morgan Stanley	(79)	(3,286)	(3,087)	196
FedEx Corp.	Morgan Stanley	(43)	(10,879)	(11,122)	(303)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(195)	(11,489)	(11,883)	(445)
TFI International, Inc. (Canada)	Morgan Stanley	(6)	(676)	(673)	(1)
		(347)	(28,837)	(29,348)	(636)
Utilities
AES Corp. (The)	Morgan Stanley	(2,302)	(55,929)	(55,939)	(93)
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(805)	(12,756)	(11,632)	687
Ameren Corp.	Morgan Stanley	(280)	(23,478)	(24,923)	(2,165)
American Water Works Co., Inc.	Morgan Stanley	(12)	(2,047)	(2,266)	(222)
Atmos Energy Corp.	Morgan Stanley	(347)	(32,565)	(36,355)	(3,993)
CenterPoint Energy, Inc.	Morgan Stanley	(777)	(20,687)	(21,686)	(1,160)
Consolidated Edison, Inc.	Morgan Stanley	(23)	(1,788)	(1,962)	(193)
Dominion Energy, Inc.	Morgan Stanley	(388)	(29,159)	(30,481)	(1,888)
Duke Energy Corp.	Morgan Stanley	(617)	(61,851)	(64,723)	(2,996)
Essential Utilities, Inc.	Morgan Stanley	(205)	(9,897)	(11,006)	(1,120)
Eversource Energy	Morgan Stanley	(51)	(4,622)	(4,640)	(22)
FirstEnergy Corp.	Morgan Stanley	(182)	(7,131)	(7,569)	(646)
Fortis, Inc. (Canada)	Morgan Stanley	(108)	(4,830)	(5,213)	(412)
MDU Resources Group, Inc.	Morgan Stanley	(537)	(15,672)	(16,561)	(961)
Pinnacle West Capital Corp.	Morgan Stanley	(330)	(23,879)	(23,295)	324
Public Service Enterprise Group, Inc.	Morgan Stanley	(801)	(50,609)	(53,451)	(3,234)
Sempra Energy	Morgan Stanley	(180)	(24,252)	(23,810)	(557)
Southern Co. (The)	Morgan Stanley	(362)	(23,549)	(24,826)	(1,286)
Vistra Corp.	Morgan Stanley	(1,931)	(32,861)	(43,969)	(11,905)
		(10,238)	(437,562)	(464,307)	(31,842)

Total Reference Entity — Short			$(3,631,454)	$(3,579,610)	$39,211

*	Includes $(12,633) related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $39,211, which are considered Level 2 as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.